UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05603

Name of Fund:	BlackRock Strategic Global Bond Fund, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Strategic Global Bond Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.25%	40.79%

U.S. small cap equities (Russell 2000® Index)	17.54	62.03

International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35

Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Investment Objective

BlackRock Strategic Global Bond Fund, Inc.’s (the “Fund”) investment objective is to seek high current income by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2021, the Fund outperformed its primary benchmark, the Bloomberg Barclays Global Aggregate Bond Index and its custom benchmark, comprised of 80% Bloomberg Barclays Global Aggregate ex EM Bond Index and 20% Bloomberg Barclays EM ex Korea Bond Index. The following discussion of relative performance pertains to the Fund’s primary benchmark.

What factors influenced performance?

Positioning with respect to developed market currencies contributed positively to the Fund’s relative performance over the period. In addition, the Fund’s relatively short stance with respect to U.S. duration (and corresponding interest rate sensitivity) added to performance as U.S. Treasury yields rose over the first quarter of 2021. Finally, positioning with respect to global developed market interest rates proved additive.

Positioning with respect to emerging market interest rates was the primary detractor from the Fund’s relative performance over the period.

The Fund’s elevated cash position largely reflects the use of short-term derivatives held for risk management purposes as well as to manage exposures. The use of derivatives detracted modestly from the Fund’s performance as the Fund’s duration and currency exposures were managed through the reporting period. The Fund’s cash position did not have a material impact on Fund performance

Describe recent portfolio activity.

Over the period, the Fund’s duration was trimmed, primarily in the United States, given the prospect of duration being a less desirable exposure in this market environment as growth improves and the economy reopens, which is likely to push rates higher to end the year. In turn, the Fund favored holding cash as a hedge alongside European peripheral bonds and emerging market duration. In particular, the Fund favored Chinese government bonds within emerging markets given an attractive income profile. In addition, exposure to credit-oriented sectors of the market was increased, namely non-U.S. corporate credit, hard currency corporate bonds in emerging markets and securitized assets given their attractive income profile in a low-rate regime. Within securitized assets, the Fund favored commercial mortgage-backed securities and collateralized loan obligations.

Describe portfolio positioning at period end.

The Fund held a barbell allocation, favoring on the one end high-quality European and emerging market duration, alongside a significant cash position. On the other end of the barbell, the Fund held a significant allocation to more credit sensitive emerging market debt, non-U.S. corporate credit and securitized assets. The Fund continues to seek to build income generation while focusing on attractive relative value opportunities in corporate credit, interest rates and currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended June 30, 2021

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge		With Sales Charge
Institutional	2.00%	1.80%	(0.27)%	5.61%	N/A	3.97%	N/A	3.71%		N/A
Investor A	1.68	1.48	(0.55)	5.18	0.98%	3.68	2.84%	3.46		3.04%
Investor C	1.00	0.78	(0.92)	4.40	3.40	2.88	2.88	2.84		2.84
Class K	2.05	1.93	(0.40)	5.50	N/A	3.99	N/A	3.72		N/A
Bloomberg Barclays Global Aggregate Bond Index(c)	—	—	(3.21)	2.63	N/A	2.34	N/A	2.05		N/A
Custom Benchmark(d)	—	—	(3.02)	2.96	N/A	2.66	N/A	—	(e)	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund mainly invests in bonds and other fixed income securities that periodically pay interest or dividends. The Fund’s total returns prior to September 1, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock World Income Fund, Inc.

(c)

An unmanaged index that is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

(d)	A customized performance benchmark comprised of 80% Bloomberg Barclays Global Aggregate ex EM Bond Index and 20% Bloomberg Barclays EM ex Korea Bond Index.
(e)	Returns not in effect during this period.

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Fund Summary as of June 30, 2021 (continued)	BlackRock Strategic Global Bond Fund, Inc.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical(a)
			Expenses Paid During the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio

	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Including Interest Expense and Fees	(b)	Excluding Interest Expense and Fees	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Ending Account Value (12/31/21)	Expenses Paid During the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$997.30	$2.67		$2.62	$1,000.00	$1,022.12	$2.71		$1,022.17	$2.66	0.54%	0.53%
Investor A	1,000.00	994.50	3.91		3.86	1,000.00	1,020.88	3.96		1,020.93	3.91	0.79	0.78
Investor C	1,000.00	990.80	7.60		7.55	1,000.00	1,017.16	7.70		1,017.21	7.65	1.54	1.53
Class K	1,000.00	996.00	2.43		2.38	1,000.00	1,022.36	2.46		1,022.41	2.41	0.49	0.48

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

Portfolio Information

PORTFOLIO ALLOCATION

Asset Type	Percent of Total Investments

Corporate Bonds	31%
Foreign Agency Obligations	25
U.S. Government Sponsored Agency Securities	17
Non-Agency Mortgage-Backed Securities	8
Asset-Backed Securities	5
U.S. Treasury Obligations	5
Floating Rate Loan Interests	3
Common Stocks	3
Investment Companies	2
Capital Trusts	1
Other*	—	(a)

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments

United States	46%
China	9
Mexico	6
Cayman Islands	5
United Kingdom	3
Japan	2
Colombia	2
Netherlands	2
Italy	2
Brazil	2
Spain	2
Luxembourg	1
Germany	1
France	1
South Africa	1
Greece	1
Ukraine	1
Indonesia	1
Egypt	1
Chile	1
Canada	1
Saudi Arabia	1
Dominican Republic	1
Australia	1
Peru	1
Panama	1
Argentina	1
Supranational	1
Austria	1
Israel	1
Other#	—

(a)	Represents less than 1% of the Fund’s long-term investments.
*	Includes one or more investment categories that individually represents less than 1% of the Fund’s long-term investments. Please refer to the Consolidated Schedule of Investments for details.
#	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

F U N D S U M M A R Y	5

About Fund Performance	BlackRock Strategic Global Bond Fund, Inc.

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of November 13, 2015 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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The Benefits and Risks of Leveraging	BlackRock Strategic Global Bond Fund, Inc.

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

The Fund may utilize leverage by entering into reverse repurchase agreements.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	7

Consolidated Schedule of Investments (unaudited) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 2.9%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 1.27%, 06/15/36	USD	310	$310,195
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 1.29%, 07/20/34		100	100,005
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.48%, 01/15/33		250	250,207
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.32%, 01/17/31		400	399,877
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.03%, 10/15/29		250	250,104
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 1.36%, 11/10/30		500	500,187
Anchorage Capital Clo 17 Ltd., Series 2021-17A, Class A1, (3 mo. LIBOR US + 1.17%), 1.32%, 07/15/34		250	250,000
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.10%), 1.20%, 05/15/36		110	110,197
Ares LV CLO Ltd.
Series 2020-55A, Class E, (3 mo. LIBOR US + 6.20%), 6.38%, 04/15/31.		500	500,727
Series 2020-55A, Class ER, (3 mo. LIBOR US + 6.35%), 6.48%, 07/15/34(c)		500	500,000
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.35%, 10/15/30		400	400,038
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.13%, 07/20/30(d)		600	599,221
BDS Ltd., Series 2021-FL7, Class A, (1 mo. LIBOR US + 1.07%), 1.14%, 06/16/36		270	270,947
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.29%, 01/20/31		500	499,990
Carlyle Global Market Strategies CLO Ltd., (3 mo. LIBOR US + 1.30%), 1.48%, 07/27/31		1,000	997,498
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.44%, 07/20/30		400	400,024
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.44%, 10/17/30		750	750,370
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.38%, 10/22/31.		1,500	1,500,074
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.39%, 10/17/31.		2,000	2,000,089
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 1.14%, 07/15/33(c)		100	100,000
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 1.28%, 01/15/31		750	749,999
Dryden 49 Senior Loan Fund, (3 mo. LIBOR + 0.95%), (3 mo. LIBOR US + 0.95%), 1.14%, 07/18/30		750	749,011
Dryden 77 CLO Ltd., Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 1.25%, 05/20/34		250	250,018
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.63%, 10/15/30		250	250,191

Security		Par (000)	Value

Cayman Islands (continued)
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.42%, 04/15/33(d)	USD	500	$502,400
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 1.26%, 07/19/34(d)		250	250,000
Gulf Stream Meridian 4 Ltd.
(3 mo. LIBOR US + 1.20%), 1.31%, 07/15/34		290	288,955
(3 mo. LIBOR US + 1.85%), 1.96%, 07/15/34		250	248,887
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, (3 mo. LIBOR US + 2.65%), 2.84%, 10/20/28		750	750,656
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.52%, 04/15/33		1,000	1,001,053
LoanCore 2021-CRE5 Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 1.37%, 07/15/36		160	160,408
Logan CLO I Ltd., (3 mo. LIBOR US + 1.16%), 1.31%, 07/20/34		250	250,025
Madison Park Funding XI Ltd., (3 mo. LIBOR US + 0.90%), 1.07%, 07/23/29		1,000	998,760
Mariner CLO LLC, Series 2016-3A, Class CR, (3 mo. LIBOR US + 2.05%), 2.22%, 07/23/29(d)		250	250,125
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class A, (1 mo. LIBOR US + 1.10%), 1.20%, 07/16/36		100	100,139
MP CLO VIII Ltd., Series 2015-2A, Class BRR, (3 mo. LIBOR US + 1.80%), 1.90%, 04/28/34(d)		250	250,000
Neuberger Berman Loan Advisers Clo 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 1.24%, 07/16/35		125	125,000
OCP CLO Ltd.
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.08%, 04/24/29.		250	249,507
Series 2015-9A, Class A1R, (3 mo. LIBOR US + 0.80%), 0.98%, 07/15/27.		155	155,359
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.44%, 07/15/30.		500	500,069
Octagon Investment Partner Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.15%, 04/15/31		750	749,814
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 1.99%, 07/20/32.		1,000	1,000,109
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 1.79%, 07/02/35(c)		1,000	1,000,000
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 1.64%, 04/18/33		300	300,448
Palmer Square CLO Ltd., Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 1.25%, 05/21/34		250	249,975
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 6.96%, 02/14/34		250	243,656
Pikes Peak Clo 2, Series 2018-2A, Class A, (3 mo. LIBOR US + 1.29%), 1.48%, 01/18/32		250	250,113
Rockford Tower CLO Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 1.25%, 07/20/34(d)		260	260,000
RR 3 Ltd., Class 3A, (3 mo. LIBOR US + 1.40%), 1.58%, 01/15/30		1,125	1,114,481
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. LIBOR US + 1.10%), 1.00%, 07/20/34(c)		250	250,000

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 1.14%, 04/16/31	USD	500	$499,765
TICP CLO XII Ltd., Class 12A, (3 mo. LIBOR US + 1.65%), 1.83%, 01/15/31		650	648,734
TRESTLES CLO Ltd., (3 mo. LIBOR US + 0.99%), 1.93%, 04/25/32		250	249,992
Trimaran Cavu Ltd.
Class B, (3 mo. LIBOR US + 2.20%), 2.39%, 07/20/32		250	250,107
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.34%, 07/20/32		500	501,651
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 1.46%, 04/15/33		335	335,443
Whitebox Clo I Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 4.35%), 4.53%, 07/24/32		500	500,471

			27,175,071

Ireland(a) — 0.1%
Avoca CLO XXII DAC, Series 22X, Class B1, (3 mo. Euribor + 1.30%), 1.30%, 04/15/35	EUR	100	117,661
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. Euribor + 1.30%), 1.30%, 02/22/34		100	118,091
Henley CLO IV DAC, Series 4X, Class B1, (3 mo. Euribor + 1.35%), 1.35%, 04/25/34		100	118,116

			353,868

Spain — 0.0%
Autonoria Spain 2021 FT, Series 2021-SP, Class B, (1 mo. Euribor + 0.80%), 0.24%, 01/31/39(a)		200	237,150

United States — 1.8%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 0.45%, 05/25/36(a)	USD	110	108,531
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.23%, 01/28/31		400	399,563
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.23%, 01/28/31		400	400,218
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.26%, 04/15/31(a)(b)		500	500,025
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/33(b)		176	175,765
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 1.73%, 04/15/30(a)(b)		1,018	1,005,333
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.93%, 07/16/30		1,000	1,000,067
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.19%, 04/18/31		650	650,334
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.30%, 01/15/31(a)(b)		600	600,009
Elevation CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.16%), 1.34%, 10/25/30(a)(b)		400	399,689
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		510	509,763
LCM Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.26%, 01/20/31(a)(b)		600	599,999
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(b)		350	353,138

Security		Par (000)	Value

United States (continued)
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)	USD	112	$116,397
Mosaic Solar Loans LLC(b)
Series 2017-2A, Class A, 3.82%, 06/22/43		77	81,816
Series 2021-2A, Class A, 1.64%, 04/22/47		320	318,077
Navient Private Education Refi Loan Trust, Series 2021-DA, Class A, (Prime - 1.99%), 0.11%, 04/15/60(a)(b)		650	642,840
Nelnet Student Loan Trust(b)
Series 2021-A, Class A1, (1 mo. LIBOR US + 0.80%), 0.90%, 04/20/62(a)		550	550,868
Series 2021-A, Class A2, (1 mo. LIBOR US + 1.03%), 1.13%, 04/20/62(a)		300	300,668
Series 2021-BA, Class AFX, 1.42%, 04/20/62		720	719,864
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.30%, 10/18/30(a)(b)		550	550,014
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 05/08/31(b)		190	190,474
Palmer Square Loan Funding Ltd., Series 2019-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.79%, 04/20/27(a)(b)		1,000	1,000,113
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.38%, 10/20/30(a)(b)		400	400,080
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.27%, 01/15/30(a)(b)		400	399,644
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.30%, 07/15/30(a)(b)		398	397,212
SLM Private Credit Student Loan Trust(a)
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.45%, 06/15/39.		398	387,978
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.41%, 06/15/39.		53	51,474
SMB Private Education Loan Trust, Series 2021-C, Class A2, (1 mo. LIBOR US + 0.80%), 0.89%, 01/15/53(a)(b)		480	480,000
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.43%, 10/15/30(a)(b)		400	400,017
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.28%, 01/16/31(a)(b)		400	400,000
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 1.47%, 04/20/33(a)(b)		1,750	1,754,309
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.31%, 10/15/30(a)(b)		400	400,075
York CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.33%, 01/22/31(a)(b)		600	599,819

			16,844,173

Total Asset-Backed Securities — 4.8% (Cost: $44,341,493)			44,610,262

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada(e) — 0.1%
Largo Resources Ltd	1,012	$15,756
Shopify, Inc., Class A	425	620,917

		636,673

France — 0.1%
BNP Paribas SA	2,598	163,049
Societe Generale SA	17,759	525,336

		688,385

Germany — 0.1%
Allianz SE, Registered Shares	2,474	617,404
Daimler AG, Registered Shares	4,011	358,417
Puma SE	2,792	333,228

		1,309,049

Ireland — 0.1%
Flutter Entertainment PLC(e)	361	65,701
Trane Technologies PLC	2,489	458,325

		524,026

Italy — 0.1%
Assicurazioni Generali SpA	32,618	654,862
Ferrari NV	1,394	287,786

		942,648

Singapore — 0.0%
Sea Ltd., ADR(e)	1,086	298,216

Sweden — 0.0%
Volvo AB, B Shares	15,342	369,733

Switzerland — 0.1%
ABB Ltd., Registered Shares	11,659	396,110
Cie Financiere Richemont SA, Class A, Registered Shares	2,144	259,914

		656,024

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12	1,442

United Kingdom — 0.2%
BP PLC, ADR	20,214	534,054
Capri Holdings Ltd.(e)	11,310	646,819
Genius Sports Ltd.(e)	9,493	178,183
Lloyds Banking Group PLC	815,237	527,341

		1,886,397

United States — 1.7%
Advance Auto Parts, Inc	2,812	576,854
Airbnb, Inc., Class A(e)	3,164	484,535
Alaska Air Group, Inc.(e)	2,586	155,962
Alphabet, Inc., Class A(e)	54	131,857
Alphabet, Inc., Class C(e)	200	501,264
Amazon.com, Inc.(e)	102	350,896
Applied Materials, Inc.	2,011	286,366
Carrier Global Corp.	6,685	324,891
Comcast Corp., Class A	11,460	653,449
ConocoPhillips	10,704	651,874
Deere & Co	2,112	744,924
Delta Air Lines, Inc.(e)	4,570	197,698
Devon Energy Corp.	9,382	273,861
Diamondback Energy, Inc.	1,078	101,213
Edwards Lifesciences Corp.(e)	4,116	426,294

Security		Shares	Value

United States (continued)
Energy Select Sector SPDR Fund		1,614	$86,946
EQT Corp.(e)		16,144	359,365
Exxon Mobil Corp		1,852	116,824
FedEx Corp		310	92,482
Freeport-McMoRan, Inc.(f)		11,445	424,724
Health Care Select Sector SPDR Fund		3,733	470,171
Hilton Worldwide Holdings, Inc.(e)		3,315	399,855
Intuitive Surgical, Inc.(e)		325	298,883
Johnson Controls International PLC		2,792	191,615
L Brands, Inc		4,032	290,546
Las Vegas Sands Corp.(e)		7,053	371,623
Lowe’s Cos., Inc.		2,562	496,951
Micron Technology, Inc.(e)		4,696	399,066
Microsoft Corp		2,216	600,314
Monster Beverage Corp.(e)		3,636	332,149
NVIDIA Corp		51	40,805
Ovintiv, Inc		3,012	94,788
Parker-Hannifin Corp		291	89,369
Penn National Gaming, Inc.(e)(f)		3,750	286,837
PVH Corp.(e)		4,586	493,408
Quest Diagnostics, Inc.		2,573	339,559
Ralph Lauren Corp		755	88,947
salesforce.com, Inc.(e)		1,715	418,923
Sonos, Inc.(e)(f)		22,072	777,597
Southwest Airlines Co.(e)		32	1,699
SPDR Euro Stoxx 50 ETF		2,296	107,522
Starwood Property Trust, Inc		10,708	280,228
TE Connectivity Ltd.		2,838	383,726
Toll Brothers, Inc		9,851	569,486
United Rentals, Inc.(e)		561	178,965
United States Steel Corp.		10,404	249,696
Walt Disney Co.(e)		2,001	351,716
Western Digital Corp.(e)		2,583	183,832
Wynn Resorts Ltd.(e)		2,785	340,605

			16,071,160

Total Common Stocks — 2.5% (Cost: $20,813,474)			23,383,753

		Par (000)

Corporate Bonds

Argentina — 0.2%
Capex SA, 6.88%, 05/15/24(b)	USD	368	339,434
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		518	383,158
Genneia SA		744	720,192
8.75%, 01/20/22
8.75%, 01/20/22(b)		200	193,600
Stoneway Capital Corp.(e)(g)
10.00%, 03/01/27		554	149,615
10.00%, 03/01/27(b)		546	147,700
YPF SA, 7.00%, 12/15/47(b)		620	403,116

			2,336,815

Australia — 0.1%
APT Pipelines Ltd., 2.00%, 07/15/30	EUR	175	224,308

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Australia (continued)
Santos Finance Ltd., 5.25%, 03/13/29	USD	300		$341,264
Telstra Corp. Ltd., 3.50%, 09/21/22	EUR	100		124,076

				689,648

Austria — 0.3%
ams AG, 6.00%, 07/31/25		100		126,935
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27		400		468,691
Erste Group Bank AG, (5 year EURIBOR ICE Swap Rate + 2.10%), 1.63%, 09/08/31(a)		100		122,749
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	890		875,359
Suzano Austria GmbH, 3.13%, 01/15/32		960		950,784

				2,544,518

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		400		385,200

Bahrain — 0.1%
BBK BSC, 5.50%, 07/09/24		217		227,823
Oil and Gas Holding Co., 7.63%, 11/07/24		790		879,764

				1,107,587

Belgium — 0.1%
KBC Group NV, 1.13%, 01/25/24	EUR	400		490,007

Bermuda — 0.3%
Digicel Group Holdings Ltd., (8.00% Cash or 3.00% PIK), 8.00%, 04/01/25(b)(h)	USD	138		115,566
Geopark Ltd., 5.50%, 01/17/27(b)		455		460,631
Hopson Development Holdings Ltd., 7.00%, 05/18/24		200		197,938
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		200		216,250
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak		1,470		1,615,897
4.85%, 10/14/38(b)		1,470		1,615,897
4.85%, 10/14/38		300		329,775

				2,936,057

Brazil — 1.5%
Azul Investments LLP, 5.88%, 10/26/24(b)		282		273,011
Banco do Brasil SA
5.88%, 01/26/22(b)		339		346,963
4.75%, 03/20/24		220		235,400
Banco Votorantim SA, 4.00%, 09/24/22(b)		288		296,964
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		452		526,382
BRF GmbH, 4.35%, 09/29/26(b)		549		577,582
BRF SA, 5.75%, 09/21/50(b)		495		507,622
Centrais Eletricas Brasileiras SA(b)
3.63%, 02/04/25		359		371,296
4.63%, 02/04/30		200		206,400
Embraer Netherlands Finance BV, 5.40%, 02/01/27		439		466,170
Gol Finance SA, 7.00%, 01/31/25(b)		650		622,050
Itau Unibanco Holding SA/Cayman Island(b)
2.90%, 01/24/23		1,192		1,217,151
5.13%, 05/13/23		200		211,288
3.25%, 01/24/25		855		876,001
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(h)		—	(i)	23
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		1,243		1,274,821
Petrobras Global Finance BV 5.30%, 01/27/25		1,643		1,844,576

Security		Par (000)	Value

Brazil (continued)
Petrobras Global Finance BV (continued)
6.00%, 01/27/28	USD	65	$74,567
5.60%, 01/03/31		1,135	1,266,944
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)		848	889,234
Suzano Austria GmbH, 3.75%, 01/15/31		520	543,400
Vale Overseas Ltd., 3.75%, 07/08/30		1,133	1,204,945

			13,832,790

Canada — 0.3%
Bausch Health Cos., Inc., 4.88%, 06/01/28(b)		58	59,363
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, 06/15/29(b)		65	65,488
Frontera Energy Corp., 7.88%, 06/21/28(b)		585	586,463
MEGlobal Canada ULC
5.00%, 05/18/25(b)		520	583,050
5.88%, 05/18/30(b)		505	621,402
5.88%, 05/18/30		200	246,100
Toronto-Dominion Bank, 0.38%, 04/25/24	EUR	365	438,889

			2,600,755

Cayman Islands — 1.2%
Agile Group Holdings Ltd., 5.75%, 01/02/25	USD	200	201,500
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24		443	463,710
China Resources Land Ltd., (5 year CMT + 5.14%), 3.75%(a)(j)		300	311,306
China SCE Group Holdings Ltd., 7.38%, 04/09/24		200	206,600
Country Garden Holdings Co. Ltd. 5.40%, 05/27/25		200	214,100
2.70%, 07/12/26		200	197,450
3.30%, 01/12/31		300	282,337
DP World Crescent Ltd., 3.91%, 05/31/23		722	759,138
Embraer Overseas Ltd., 5.70%, 09/16/23		227	241,761
Fantasia Holdings Group Co. Ltd.
11.88%, 06/01/23		200	175,663
9.88%, 10/19/23		200	162,725
Grupo Aval Ltd., 4.75%, 09/26/22		200	205,300
Kaisa Group Holdings Ltd.
10.88%, 07/23/23		200	200,163
11.95%, 11/12/23		200	204,600
Latam Finance Ltd.(e)(g)
6.88%, 04/11/24		200	186,000
6.88%, 04/11/24(b)		200	186,000
Logan Group Co. Ltd., 5.75%, 01/14/25		200	207,287
Longfor Group Holdings Ltd.
4.50%, 01/16/28		200	221,975
3.95%, 09/16/29		200	215,100
MAF Global Securities Ltd.
4.75%, 05/07/24		202	219,574
(5 year USD Swap + 3.48%), 5.50%(a)(j)		862	881,287
Melco Resorts Finance Ltd., 5.25%, 04/26/26		200	207,537
Oryx Funding Ltd., 5.80%, 02/03/31(b)		550	579,562
Redsun Properties Group Ltd., 9.70%, 04/16/23		200	202,938
Ronshine China Holdings Ltd.
5.50%, 02/01/22		200	195,496
7.35%, 12/15/23		200	189,038
Sable International Finance Ltd., 5.75%, 09/07/27		234	246,215
Sands China Ltd., 4.38%, 06/18/30		300	325,179
Shimao Group Holdings Ltd., 4.60%, 07/13/30		200	202,500
Shui On Development Holding Ltd., 6.15%, 08/24/24		200	207,500
Tencent Holdings Ltd., 3.24%, 06/03/50		400	387,950
Times China Holdings Ltd., 5.75%, 01/14/27		210	199,500
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	121,073

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Vale Overseas Ltd., 6.25%, 08/10/26	USD	205	$245,846
Weibo Corp., 3.50%, 07/05/24		200	210,537
Wynn Macau Ltd., 4.88%, 10/01/24		200	202,788
XP, Inc., 3.25%, 07/01/26(b)(c)		1,129	1,117,710
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25		200	169,913
Zhenro Properties Group Ltd., 9.15%, 05/06/23		200	207,475

			11,162,333

Chile — 0.5%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(b)		200	217,687
Colbun SA, 3.15%, 03/06/30(b)		200	203,975
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(b)		222	242,257
Embotelladora Andina SA, 3.95%, 01/21/50(b)		200	211,850
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(b)		217	244,261
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(b)		462	510,452
Empresa Nacional del Petroleo, 4.50%, 09/14/47		250	244,450
GNL Quintero SA, 4.63%, 07/31/29		400	434,500
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23(b)		257	269,497
Kenbourne Invest SA, 6.88%, 11/26/24(b)		362	383,901
VTR Comunicaciones SpA(b)
5.13%, 01/15/28		476	495,778
4.38%, 04/15/29		1,114	1,112,496

			4,571,104

China — 0.6%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		200	201,788
China Aoyuan Group Ltd., 6.35%, 02/08/24		200	188,000
China Development Bank Financial Leasing Co. Ltd., (5 year CMT + 2.75%), 2.88%, 09/28/30(a)		200	202,708
China Evergrande Group, 9.50%, 04/11/22		200	170,413
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		200	211,537
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25		200	200,288
CMHI Finance BVI Co. Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 6.35%), 3.50%(a)(j)		200	204,287
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25		200	199,920
Easy Tactic Ltd., 11.75%, 08/02/23		200	195,975
Fortune Star BVI Ltd., 6.85%, 07/02/24		200	213,187
Huarong Finance 2017 Co. Ltd., 4.75%, 04/27/27		200	139,000
Huarong Finance 2019 Co. Ltd.
4.50%, 05/29/29		400	274,000
3.88%, 11/13/29		300	204,000
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		300	216,000
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25		200	224,100
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	204,650
Ocean Laurel Co. Ltd., 2.38%, 10/20/25		200	197,288
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	212,287
Series 2019-A, 6.00%, 09/04/25		200	207,750
Seazen Group Ltd., 6.00%, 08/12/24		200	207,500
Sino-Ocean Land Treasure IV Ltd.
5.25%, 04/30/22		200	204,463
4.75%, 08/05/29		400	406,200

Security		Par (000)	Value

China (continued)
Sunac China Holdings Ltd.
7.50%, 02/01/24	USD	200	$204,412
6.65%, 08/03/24		200	200,725
Sunny Express Enterprises Corp., 3.13%, 04/23/30		200	207,282
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25		200	199,913
3.50%, 03/08/26		200	201,663

			5,699,336

Colombia — 0.8%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)		187	189,174
Bancolombia SA, 3.00%, 01/29/25		200	204,650
Ecopetrol SA
5.38%, 06/26/26		787	867,746
6.88%, 04/29/30		1,845	2,220,015
5.88%, 05/28/45		54	57,625
Empresas Publicas de Medellin ESP(b)
4.25%, 07/18/29		850	839,269
4.38%, 02/15/31		258	252,114
Grupo Aval Ltd., 4.38%, 02/04/30(b)		1,754	1,733,741
Oleoducto Central SA, 4.00%, 07/14/27(b)		731	754,666
SURA Asset Management SA, 4.88%, 04/17/24(b)		238	256,445

			7,375,445

Denmark — 0.0%
Orsted A/S, 2.13%, 05/17/27	GBP	200	290,844

Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	452	473,272
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23		304	318,972

			792,244

Finland — 0.0%
Kojamo OYJ, 0.88%, 05/28/29	EUR	210	249,475
OP Corporate Bank PLC, 0.60%, 01/18/27		130	156,601

			406,076

France — 0.8%
Air France-KLM, 3.88%, 07/01/26		100	116,739
Altice France SA
2.50%, 01/15/25		200	233,555
2.13%, 02/15/25		100	115,520
5.88%, 02/01/27		300	376,995
Banque Federative du Credit Mutuel SA
0.13%, 02/05/24		300	358,697
1.25%, 12/05/25	GBP	200	279,407
BNP Paribas SA(a)
(3 mo. Euribor + 0.70%), 0.25%, 04/13/27	EUR	400	471,011
(3 mo. Euribor + 0.83%), 0.50%, 01/19/30		400	466,463
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32		100	119,540
CAB SELAS, 3.38%, 02/01/28		300	353,946
Chrome Bidco SASU, 3.50%, 05/31/28		100	120,205
CMA CGM SA, 7.50%, 01/15/26		300	395,561
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(a)		300	380,360
Credit Agricole SA
1.25%, 04/14/26		100	125,614
(3 mo. Euribor + 1.25%), 1.00%, 04/22/26(a)		100	122,302
Dassault Systemes SE, 0.01%, 09/16/22		100	119,039

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Engie SA	EUR	35	$42,793
2.63%, 07/20/22
0.01%, 03/04/27		100	117,796
2.13%, 03/30/32		100	137,000
Getlink SE, 3.50%, 10/30/25		100	123,022
Icade Sante SAS, 1.38%, 09/17/30		100	124,409
Lion/Polaris Lux 4 SA, 4.00%, 07/01/26		100	118,575
Loxam SAS, 3.75%, 07/15/26		200	242,367
LVMH Moet Hennessy Louis Vuitton SE, 0.13%, 02/28/23		100	119,355
Orano SA, 2.75%, 03/08/28		200	247,585
Picard Groupe SAS
3.88%, 07/01/26(c)		100	118,575
(3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(a)		200	236,933
PSA Banque France SA, 0.01%, 01/22/25		100	118,280
Rubis Terminal Infra SAS, 5.63%, 05/15/25		150	187,220
Schneider Electric SE, 0.01%, 06/12/23		100	119,321
Societe Generale SA, (3 mo. Euribor + 1.28%), 0.88%, 09/22/28(a)		200	240,809
Suez SA, (5 year EURIBOR ICE Swap Rate + 2.15%), 1.63%(a)(j)		100	119,165
TOTAL SE(a)(j)
(5 year EUR Swap + 2.15%), 2.63%		260	325,748
Series NC7, (5 year EUR Swap + 1.99%), 1.63%		350	414,998
TotalEnergies Capital International SA, 0.25%, 07/12/23		100	119,933
Veolia Environnement SA, 0.89%, 01/14/24		200	242,628

			7,671,466

Germany — 0.9%
Adler Group SA, 3.25%, 08/05/25.		100	122,326
Allianz Finance II BV, 3.50%, 02/14/22		100	121,504
BASF SE, Series 10Y, 2.00%, 12/05/22		995	1,219,343
Bayer AG
1.38%, 07/06/32		200	242,779
(5 year EUR Swap + 2.01%), 2.38%, 04/02/75(a)		600	721,514
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27		200	239,495
4.38%, 01/15/28		300	369,509
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(j)		200	261,433
Covestro AG, 0.88%, 02/03/26		60	73,450
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24		200	231,008
Deutsche Bank AG, 1.75%, 01/17/28		100	125,421
E.ON SE, 0.38%, 09/29/27		75	89,980
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28		290	359,823
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(h)		200	240,831
LEG Immobilien SE, 0.88%, 11/28/27		100	122,372
Merck Financial Services GmbH 0.01%, 12/15/23		200	238,361
0.13%, 07/16/25		100	119,652
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 1.95%), 1.63%, 06/25/79(a)		200	244,535
Nidda BondCo GmbH, 5.00%, 09/30/25		100	118,990
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		300	354,750
PCF GmbH, (3 mo. EURIBOR + 4.75%), 4.75%, 04/15/26(a)		100	119,843

Security		Par (000)	Value

Germany (continued)
Schaeffler AG, 1.88%, 03/26/24	EUR	10	$12,264
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		200	244,524
thyssenkrupp AG, 1.88%, 03/06/23		400	475,192
TK Elevator Midco GmbH
4.38%, 07/15/27		200	247,658
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		200	239,820
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	280,290
Volkswagen Leasing GmbH
1.00%, 02/16/23	EUR	100	120,721
0.38%, 07/20/26		225	267,567
0.63%, 07/19/29		40	47,366
Vonovia SE, 0.63%, 12/14/29		200	237,330
ZF Finance GmbH
3.00%, 09/21/25		100	125,668
2.75%, 05/25/27		100	123,170
3.75%, 09/21/28		300	389,305

			8,547,794

Guatemala(b) — 0.2%
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)	USD	245	255,152
Central American Bottling Corp., 5.75%, 01/31/27		1,159	1,205,940
Energuate Trust, 5.88%, 05/03/27		351	365,325

			1,826,417

Hong Kong — 0.2%
Bank of East Asia Ltd.(a)
(5 year CMT + 3.75%), 4.00%, 05/29/30		400	420,200
(5 year CMT + 5.53%), 5.83%(j)		250	269,109
CITIC Ltd.
3.88%, 02/28/27		200	216,600
2.85%, 02/25/30		200	202,225
CMB International Leasing Management Ltd., 2.00%, 02/04/26		200	197,725
GLP China Holdings Ltd., 2.95%, 03/29/26		200	202,352
Lenovo Group Ltd., 3.42%, 11/02/30		200	207,975
Nan Fung Treasury III Ltd., 5.00%(j)		200	202,850
Wheelock MTN BVI Ltd., 2.38%, 01/25/26		200	199,288
Yango Justice International Ltd., 7.50%, 04/15/24		200	192,350

			2,310,674

India — 0.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		400	400,825
Adani Transmission Ltd., 4.25%, 05/21/36		187	190,915
Bharti Airtel Ltd., 3.25%, 06/03/31		200	197,940
GMR Hyderabad International Airport Ltd., 4.75%, 02/02/26		200	203,288
Manappuram Finance Ltd., 5.90%, 01/13/23		200	206,350
Muthoot Finance Ltd.
6.13%, 10/31/22(b)		400	414,200
4.40%, 09/02/23		200	205,350
Oil India Ltd., 5.13%, 02/04/29		200	224,412
Power Finance Corp. Ltd., 6.15%, 12/06/28		200	236,975
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	212,975
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23		200	202,600
Vedanta Resources Finance II PLC, 13.88%, 01/21/24		200	217,400

			2,913,230

Indonesia — 0.3%
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		200	217,788

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
Pelabuhan Indonesia II PT, 4.25%, 05/05/25	USD	200	$218,288
Pertamina Persero PT 3.65%, 07/30/29		500	534,937
3.10%, 08/27/30		483	495,679
6.50%, 05/27/41		200	258,662
4.18%, 01/21/50		300	308,121
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.38%, 01/25/29		200	232,500
6.25%, 01/25/49		200	253,287
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	206,413

			2,725,675
Ireland — 0.1%
C&W Senior Financing DAC, 6.88%, 09/15/27		230	245,444
Fresenius Finance Ireland PLC, 0.88%, 10/01/31	EUR	101	119,253
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25(b)	USD	200	208,225
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28	GBP	100	140,405

			713,327
Isle of Man — 0.0%

AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	204	211,242

Israel(b) — 0.3%
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)		569	583,709
Energean Israel Finance Ltd. 4.50%, 03/30/24		258	263,805
4.88%, 03/30/26		171	175,896
5.88%, 03/30/31		1,370	1,408,959
Leviathan Bond Ltd., 5.75%, 06/30/23		628	654,472

			3,086,841
Italy — 0.4%
Autostrade per l’Italia SpA 2.00%, 12/04/28	EUR	100	123,377
2.00%, 01/15/30		100	122,429
Brunello Bidco SpA, (3 mo. Euribor + 3.75%), 3.75%, 02/15/28(a)		100	118,519
Centurion Bidco SpA, 5.88%, 09/30/26		100	123,832
Diocle SpA, (3 mo. Euribor + 3.88%), 3.88%, 06/30/26(a)		180	213,627
Enel Finance International NV, 0.01%, 06/17/24		300	357,795
Intesa Sanpaolo SpA 0.75%, 12/04/24		100	121,545
0.75%, 03/16/28		200	238,345
1.35%, 02/24/31		350	414,158
(5 year EUR Swap + 6.09%), 5.88%(a)(j)		300	403,965
(5 year USD Swap + 5.46%), 7.70%(a)(b)(j)	USD	200	229,124
Nexi SpA, Series ., 0.00%, 02/24/28(k)(l)	EUR	100	119,729
Rossini Sarl, 6.75%, 10/30/25		600	744,929
Sisal Group SpA, 7.00%, 07/31/23		69	82,058
Snam SpA, 0.01%, 08/15/25		290	343,348

			3,756,780
Japan — 0.4%
Asahi Group Holdings Ltd.
0.01%, 04/19/24		170	202,075
0.16%, 10/23/24		200	238,660
Nissan Motor Co. Ltd., 3.20%, 09/17/28		110	147,619

Security		Par (000)	Value

Japan (continued)
SoftBank Group Corp.
4.75%, 07/30/25	EUR	2,100	$2,739,083
3.13%, 01/06/27		100	118,575
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/50	USD	400	404,257

			3,850,269
Jersey — 0.3%
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)		725	711,406
2.63%, 03/31/36		300	294,000
2.94%, 09/30/40(b)		825	814,687
Heathrow Funding Ltd.
2.63%, 03/16/28	GBP	570	793,206
1.50%, 02/11/30	EUR	120	146,445

			2,759,744
Kazakhstan — 0.0%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(b)	USD	460	476,416

Kuwait — 0.2%
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(j)		1,444	1,449,866

Lithuania — 0.1%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		502	488,038

Luxembourg — 1.2%
Adler Group SA, 2.75%, 11/13/26	EUR	300	359,727
Altice Financing SA, 2.25%, 01/15/25		100	115,019
Atento Luxco 1 SA, 8.00%, 02/10/26(b)	USD	455	494,187
DH Europe Finance II Sarl, 0.20%, 03/18/26	EUR	140	166,793
FEL Energy VI Sarl, 5.75%, 12/01/40	USD	1,667	1,765,226
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	200	288,003
GOL Equity Finance SA, 3.75%, 07/15/24(b)(k)	USD	282	252,566
Gol Finance SA, 8.00%, 06/30/26(b)		227	230,448
Holcim Finance Luxembourg SA
0.13%, 07/19/27	EUR	240	281,541
0.50%, 04/23/31		140	162,232
Kenbourne Invest SA, 4.70%, 01/22/28(b)	USD	520	523,250
MHP Lux SA, 6.25%, 09/19/29		400	397,700
Millicom International Cellular SA(b)
6.63%, 10/15/26		368	389,450
5.13%, 01/15/28		360	376,942
4.50%, 04/27/31		1,455	1,513,473
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	122,135
Puma International Financing SA
5.13%, 10/06/24	USD	200	201,250
5.00%, 01/24/26(b)		200	201,287
Repsol Europe Finance Co., 0.88%, 07/06/33(c)	EUR	300	355,187
SELP Finance Sarl, 0.88%, 05/27/29		100	118,777
SES SA, 2.00%, 07/02/28		320	410,330
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	985	1,007,162
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	400	496,214
Traton Finance Luxembourg SA, 0.01%, 06/14/24		600	711,853

			10,940,752
Malaysia — 0.1%
Petronas Capital Ltd., 3.50%, 04/21/30(b)	USD	243	265,998
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28		400	468,092

			734,090
Mauritius — 0.2%
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	206,000

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mauritius (continued)
HTA Group Ltd., 7.00%, 12/18/25(b)	USD	805	$854,457
India Green Energy Holdings, 5.38%, 04/29/24(b)		690	722,560

			1,783,017

Mexico — 3.0%
Alfa SAB de CV 6.88%, 03/25/44(b)		400	526,700
6.88%, 03/25/44		200	263,350
Alpha Holding SA de CV, 9.00%, 02/10/25(b)		308	54,920
Axtel SAB de CV, 6.38%, 11/14/24(b)		439	457,740
Banco Mercantil del Norte SA, (5 year CMT + 5.04%), 6.88%(a)(b)(j)		200	206,585
Cemex SAB de CV
3.13%, 03/19/26	EUR	200	243,271
5.20%, 09/17/30(b)	USD	320	350,672
3.88%, 07/11/31(b)		1,138	1,151,087
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		260	302,949
Cydsa SAB de CV, 6.25%, 10/04/27(b)		820	864,239
Grupo Axo SAPI de CV, 5.75%, 06/08/26(b)		550	548,075
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(j)		274	287,960
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		270	281,779
Industrias Penoles SAB de CV, 4.75%, 08/06/50(b)		200	215,725
Infraestructura Energetica Nova SAB de CV(b)
4.88%, 01/14/48		273	279,876
4.75%, 01/15/51		200	202,750
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)		292	288,898
Mexico City Airport Trust, 5.50%, 07/31/47		2,244	2,263,635
Nemak SAB de CV, 3.63%, 06/28/31(b)		290	291,653
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		2,120	2,114,435
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26(b)		1,145	1,150,367
Petroleos Mexicanos
6.88%, 10/16/25		1,479	1,631,707
6.88%, 08/04/26		441	480,359
6.49%, 01/23/27		274	288,385
6.50%, 03/13/27		701	745,163
5.35%, 02/12/28		590	578,760
6.50%, 01/23/29		2,349	2,431,215
6.84%, 01/23/30		3,897	4,010,987
5.95%, 01/28/31(m)		401	388,068
5.63%, 01/23/46		60	48,818
6.35%, 02/12/48		436	369,379
7.69%, 01/23/50		2,206	2,115,002
6.95%, 01/28/60		150	132,563
Series 13-2, 7.19%, 09/12/24	MXN	17,600	835,347
Trust Fibra Uno(b)
5.25%, 01/30/26	USD	550	616,000
6.39%, 01/15/50		358	417,249

			27,435,668

Morocco — 0.1%
OCP SA, 3.75%, 06/23/31(b)		565	571,356

MultiNational — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 3.63%, 06/01/28	EUR	100	117,615
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26		200	245,303

Security		Par (000)	Value

MultiNational (continued)
Digicel International Finance Ltd./Digicel international Holdings Ltd.(b)
8.75%, 05/25/24	USD	119	$124,714
8.00%, 12/31/26		48	46,742
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(h)		. 66	66,062
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(b)		671	661,891
3.75%, 10/16/29		450	443,891

			1,706,218

Netherlands — 1.7%
ABN AMRO Bank NV, 0.88%, 01/15/24	EUR	100	121,978
Airbus SE
2.00%, 04/07/28		400	524,315
2.38%, 04/07/32		100	137,032
Allianz Finance II BV, 0.01%, 01/14/25		100	119,267
Braskem Netherlands Finance BV
4.50%, 01/10/28	USD	600	631,470
5.88%, 01/31/50(b)		738	808,479
(5 year CMT + 8.22%), 8.50%, 01/23/81(a)		269	313,267
Cooperatieve Rabobank UA
1.38%, 02/03/27	EUR	100	127,784
4.63%, 05/23/29	GBP	255	419,972
Deutsche Telekom International Finance BV, 4.25%, 07/13/22	EUR	520	645,983
Dufry One BV, 2.00%, 02/15/27.		100	111,759
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)	USD	. 440	502,150
Enel Finance International NV
1.00%, 10/20/27	GBP	210	285,185
0.50%, 06/17/30	EUR	300	355,556
Equate Petrochemical BV
4.25%, 11/03/26.	USD	342	379,898
4.25%, 11/03/26(b)		237	263,263
2.63%, 04/28/28(b)		852	860,254
Imperial Brands Finance Netherlands BV, 1.75%, 03/18/33	EUR	270	322,486
ING Bank NV, (3 mo. Euribor + 0.40%), 0.09%, 04/08/22(a)		500	595,141
ING Groep NV
1.00%, 09/20/23		200	243,670
(3 mo. Euribor + 0.60%), 0.10%, 09/03/25(a)		200	237,525
Intertrust Group BV, 3.38%, 11/15/25		100	120,946
Minejesa Capital BV, 4.63%, 08/10/30	USD	200	211,772
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR	100	118,172
OCI NV, 3.63%, 10/15/25.		200	247,291
Petrobras Global Finance BV, 6.25%, 03/17/24	USD	266	300,287
PPF Telecom Group BV, 3.25%, 09/29/27	EUR	100	127,468
Redexis Gas Finance BV
1.88%, 05/28/25		200	251,244
1.88%, 04/27/27		300	381,317
Siemens Financieringsmaatschappij NV, 0.01%, 02/20/26		100	119,049
Stellantis NV
0.75%, 01/18/29		200	236,188
1.25%, 06/20/33		340	397,858
Telefonica Europe BV, (6 year EUR Swap + 4.11%), 4.38%(a)(j)		800	1,029,051
Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 03/01/25		100	122,340
Trivium Packaging Finance BV, 3.75%, 08/15/26		100	120,211

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
United Group BV
4.88%, 07/01/24	EUR	200	$239,699
4.00%, 11/15/27.		100	117,733
Upjohn Finance BV
1.02%, 06/23/24		390	474,947
1.36%, 06/23/27		105	130,299
VEON Holdings BV(b)
4.00%, 04/09/25	USD	400	421,000
3.38%, 11/25/27		1,165	1,171,990
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		350	372,925
Volkswagen Financial Services NV, 1.63%, 02/10/24	GBP	200	282,050
Volkswagen International Finance NV, 4.13%, 11/16/38	EUR	200	330,516
Vonovia Finance BV, 0.75%, 01/25/22		200	238,594
Ziggo BV, 4.25%, 01/15/27		80	98,246

			15,667,627

Norway — 0.1%
Adevinta ASA, 3.00%, 11/15/27.		200	245,154
Aker BP ASA, 1.13%, 05/12/29		660	783,932

			1,029,086

Oman — 0.1%
OQ SAOC, 5.13%, 05/06/28(b)	USD	844	849,697

Panama — 0.1%
Avianca Holdings SA, (10.00% Cash or 12.00% PIK), 12.15%, 11/10/21(h)		272	271,915
Banco Nacional de Panama, 2.50%, 08/11/30(b)		339	327,898
Banistmo SA, 3.65%, 09/19/22		200	203,663
ENA Master Trust, 4.00%, 05/19/48(b)		314	316,021

			1,119,497

Peru — 0.3%
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)		241	245,374
Inkia Energy Ltd.
5.88%, 11/09/27(b)		284	292,485
5.88%, 11/09/27		200	205,975
InRetail Consumer, 3.25%, 03/22/28(b)		730	718,101
Kallpa Generacion SA, 4.88%, 05/24/26		400	420,200
Nexa Resources SA, 5.38%, 05/04/27(b)		400	428,700
Orazul Energy Egenor SCA, 5.63%, 04/28/27(b)		293	301,057

			2,611,892

Qatar — 0.2%
Qatar Petroleum
3.47%, 07/12/41(b)		432	430,406
3.64%, 07/12/51(b)(c)		1,035	1,035,000
3.64%, 07/12/51		200	200,000

			1,665,406

Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		1,575	1,669,008
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)		500	490,525
4.25%, 04/16/39		200	223,490
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43		200	238,850

			2,621,873

Singapore — 0.3%
BOC Aviation Ltd., 3.00%, 09/11/29		400	409,575
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)		950	972,741

Security		Par (000)	Value

Singapore (continued)
LLPL Capital Pte Ltd., 6.88%, 02/04/39	USD	365	$424,148
Oil India International Pte Ltd., 4.00%, 04/21/27		200	211,538
Puma International Financing SA, 5.13%, 10/06/24(b)		697	701,356
United Overseas Bank Ltd., (5 year USD Swap + 1.79%), 3.88%(a)(j)		200	207,100

			2,926,458

South Africa — 0.2%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25		1,110	1,171,605
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		400	435,200
Sasol Financing USA LLC, 6.50%, 09/27/28		200	225,000

			1,831,805

South Korea — 0.1%
Kookmin Bank, (5 year CMT + 2.64%), 4.35%(a)(j)		500	527,750
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(j)		200	198,687
SK Hynix, Inc., 2.38%, 01/19/31		200	195,218

			921,655

Spain — 0.3%
Amadeus IT Group SA
2.88%, 05/20/27	EUR	300	400,502
1.88%, 09/24/28		100	126,614
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(j)	USD	200	216,000
Banco de Sabadell SA 0.88%, 07/22/25	EUR	100	120,882
(1 year EUR Swap + 1.55%), 1.13%, 03/11/27(a)		200	243,586
Cirsa Finance International Sarl, 7.88%, 12/20/23(b)	USD	200	203,620
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	100	121,068
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(j)		200	236,475
Lorca Telecom Bondco SA, 4.00%, 09/18/27		200	241,300
Merlin Properties Socimi SA
1.38%, 06/01/30		100	117,600
1.88%, 12/04/34		700	820,198
Telefonica Emisiones SA, 1.45%, 01/22/27		100	126,456

			2,974,301

Sweden — 0.1%
Heimstaden Bostad AB(a)(j)
(5 year EUR Swap + 3.15%), 2.63%		100	117,063
(5 year EUR Swap + 3.91%), 3.38%		100	122,602
Intrum AB, 4.88%, 08/15/25		100	124,516
Verisure Holding AB
3.50%, 05/15/23		100	119,523
3.88%, 07/15/26		100	121,161
Volvo Treasury AB, (3 mo. Euribor + 0.65%), 0.11%, 09/13/21(a)		200	237,360

			842,225

Switzerland — 0.2%
Credit Suisse Group AG(a)
(1 year EURIBOR ICE Swap Rate + 1.05%), 1.00%, 06/24/27		325	393,004
(SOFR + 1.73%), 3.09%, 05/14/32(b)	USD	494	508,944

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
Credit Suisse Group Funding Guernsey Ltd., 1.25%, 04/14/22	EUR	195	$233,701
UBS Group AG, (1 year EUR Swap + 0.55%), 0.25%, 01/29/26(a)		305	363,000

			1,498,649

Thailand — 0.1%
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34(a)	USD	200	207,412
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)		500	510,094
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		400	377,820

			1,095,326

Turkey — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(b)		741	741,926

United Arab Emirates — 0.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		200	234,663
DP World PLC, 6.85%, 07/02/37		400	539,825
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(a)(j)		744	801,427
MAF Sukuk Ltd., 4.64%, 05/14/29		220	247,060
MDGH — GMTN BV(b)
2.50%, 11/07/24		575	602,133
2.88%, 11/07/29		400	419,700

			2,844,808

United Kingdom — 1.2%
Antofagasta PLC, 2.38%, 10/14/30(b)		246	236,406
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23	GBP	188	266,952
Arrow Global Finance PLC, 5.13%, 09/15/24		200	278,395
Barclays PLC(a)
(1 year EUR Swap + 3.70%), 3.38%, 04/02/25	EUR	200	258,282
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28		200	243,125
(5 year UK Government Bond + 1.75%), 1.70%, 11/03/26	GBP	200	280,749
(5 year USD Swap + 6.77%), 7.88%(j)	USD	200	208,500
BAT International Finance PLC
4.00%, 09/04/26	GBP	100	153,163
1.25%, 03/13/27	EUR	140	170,547
2.25%, 01/16/30		315	401,700
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	100	138,503
Chanel Ceres PLC, 0.50%, 07/31/26	EUR	170	203,099
eG Global Finance PLC
4.38%, 02/07/25		200	233,741
6.25%, 10/30/25		100	121,421
Fresnillo PLC, 4.25%, 10/02/50(b)	USD	200	202,063
Heathrow Finance PLC, 4.38%, 03/01/27	GBP	200	284,130
INEOS Finance PLC, 3.38%, 03/31/26	EUR	100	122,634
Informa PLC
2.13%, 10/06/25		250	315,675
1.25%, 04/22/28		125	150,844
InterContinental Hotels Group PLC, 3.38%, 10/08/28	GBP	100	149,400
Ladbrokes Group Finance PLC, 5.13%, 09/16/22		100	143,863
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	1,376	1,403,090
Motability Operations Group PLC, 0.13%, 07/20/28	EUR	100	117,572
National Grid Electricity Transmission PLC, 0.19%, 01/20/25		100	119,371
Nats En Route PLC, 1.38%, 03/31/31	GBP	360	499,615
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)	USD	200	205,340

Security		Par (000)	Value

United Kingdom (continued)
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	200	$281,125
Premier Foods Finance PLC, 3.50%, 10/15/26		100	138,330
Rolls-Royce PLC
4.63%, 02/16/26	EUR	100	129,306
1.63%, 05/09/28		200	220,846
Royalty Pharma PLC, 3.55%, 09/02/50(b)	USD	209	207,881
SSE PLC, Series ., (5 year GBP Swap + 2.75%), 3.63%, 09/16/77(a)	GBP	500	708,139
Synthomer PLC, 3.88%, 07/01/25	EUR	100	123,776
Tesco Corporate Treasury Services PLC, 0.38%, 07/27/29		230	266,223
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	167	236,368
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	1,450	1,421,000
Vmed O2 UK Financing I PLC
3.25%, 01/31/31	EUR	300	356,565
4.50%, 07/15/31(c)	GBP	100	138,861
Vodafone Group PLC, 4.25%, 09/17/50	USD	183	213,745

			11,350,345

United States — 7.0%
AbbVie, Inc. , 1.38%, 05/17/24	EUR	100	123,076
7-Eleven, Inc., 2.80%, 02/10/51(b)	USD	220	205,233
AbbVie, Inc., 4.25%, 11/21/49		1,874	2,246,016
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(j)		130	134,641
Altria Group, Inc.
1.70%, 06/15/25	EUR	220	274,249
2.20%, 06/15/27		510	652,764
3.40%, 02/04/41	USD	171	163,039
3.70%, 02/04/51		1,183	1,122,244
Amazon.com, Inc.
2.50%, 06/03/50		344	325,046
3.10%, 05/12/51		462	485,300
American Airlines Pass Through Trust, Series 2019-1, Class B, 3.85%, 08/15/29.		86	82,094
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29		10	10,262
Series 2016-1, Class B, 5.25%, 07/15/25		6	5,620
Series 2016-2, Class B, 4.38%, 12/15/25(b)		60	58,323
Series 2017-1, Class B, 4.95%, 08/15/26		16	16,036
Series 2019-1, Class AA, 3.15%, 08/15/33		80	82,802
American Tower Corp.
3.10%, 06/15/50		293	286,256
2.95%, 01/15/51		225	214,818
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48		96	117,201
4.50%, 06/01/50		2,081	2,532,557
Anthem, Inc.
3.13%, 05/15/50		165	167,519
3.60%, 03/15/51		755	829,865
Apple, Inc.
4.25%, 02/09/47		1,393	1,755,809
2.65%, 05/11/50		118	115,857
2.65%, 02/08/51		739	722,428
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26	EUR	200	237,080
4.75%, 07/15/27	GBP	200	281,640
AT&T, Inc.
4.38%, 09/14/29		100	165,444

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
AT&T, Inc. (continued)
3.30%, 02/01/52	USD	342	$332,734
3.50%, 09/15/53(b)		833	836,891
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	120,603
Azul Investments LLP, 7.25%, 06/15/26(b)	USD	939	920,220
Bank of America Corp.
2.38%, 06/19/24	EUR	100	127,227
(3 mo. Euribor + 0.94%), 0.65%, 10/26/31(a)		100	117,340
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)	USD	1,875	2,240,466
(SOFR + 1.22%), 2.65%, 03/11/32(a)		360	369,702
(SOFR + 1.65%), 3.48%, 03/13/52(a)		300	327,414
Series JJ, (3 mo. LIBOR US + 3.30%), 5.13%(a)(j)		130	138,450
BAT Capital Corp., 3.98%, 09/25/50		383	373,019
Becton Dickinson & Co., 1.40%, 05/24/23	EUR	495	602,664
Becton Dickinson Euro Finance Sarl, 0.63%, 06/04/23		200	240,381
Booking Holdings, Inc., 0.10%, 03/08/25		350	416,193
BorgWarner, Inc., 1.00%, 05/19/31		370	441,393
Boxer Parent Co., Inc., 6.50%, 10/02/25		300	377,328
BP Capital Markets America, Inc., 2.94%, 06/04/51	USD	831	795,580
Broadcom, Inc., 3.75%, 02/15/51(b)		1,219	1,272,525
Calpine Corp., 5.25%, 06/01/26(b)		33	33,949
Capital One Financial Corp., 1.65%, 06/12/29	EUR	475	596,124
Carrier Global Corp., 3.58%, 04/05/50	USD	110	116,651
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28	EUR	100	118,812
Centene Corp., 2.45%, 07/15/28(c)	USD	304	308,104
Charles Schwab Corp., (5 year CMT + 3.17%), 4.00%(a)(j)		130	135,525
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41		209	210,415
3.70%, 04/01/51		170	168,141
3.90%, 06/01/52		961	978,496
Cigna Corp., 3.40%, 03/15/51		110	114,846
Citgo Holding, Inc., 9.25%, 08/01/24(b)		602	614,040
Citigroup, Inc.(a)
(SOFR + 3.91%), 4.41%, 03/31/31		328	382,995
(SOFR + 4.55%), 5.32%, 03/26/41		153	204,599
Series V, (SOFR + 3.23%), 4.70%(j)		10	10,319
Comcast Corp.
3.45%, 02/01/50		1,834	1,979,045
4.95%, 10/15/58		10	13,828
Coty, Inc.
3.88%, 04/15/26	EUR	100	119,018
6.50%, 04/15/26(b)	USD	136	137,775
Crown Castle International Corp., 3.25%, 01/15/51		114	113,325
CVS Health Corp., 5.05%, 03/25/48		918	1,192,368
DAE Funding LLC(b)
1.55%, 08/01/24		200	199,594
2.63%, 03/20/25		835	848,464
3.38%, 03/20/28		380	389,025
Dell International LLC/EMC Corp., 8.35%, 07/15/46		202	330,392
DraftKings, Inc., 0.00%, 03/15/28(b)(k)(l)		174	156,774
Duke Energy Corp., 4.20%, 06/15/49		99	111,776
Edison International, (5 year CMT + 4.70%), 5.38%(a)(j)		130	130,949
Encore Capital Group, Inc., 4.88%, 10/15/25	EUR	100	125,245
Energy Transfer LP, 5.00%, 05/15/50	USD	193	223,072
Equinix, Inc., 2.95%, 09/15/51		228	217,188
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	311,752

Security		Par (000)	Value

United States (continued)
Exxon Mobil Corp.
1.41%, 06/26/39	EUR	145	$169,126
3.45%, 04/15/51	USD	1,837	1,999,325
FedEx Corp., 0.45%, 05/04/29.	EUR	260	307,021
Fidelity National Information Services, Inc.
0.75%, 05/21/23		230	277,117
1.10%, 07/15/24		110	134,559
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)	USD	1,032	1,132,228
Fiserv, Inc.
2.25%, 07/01/25	GBP	270	391,924
1.63%, 07/01/30	EUR	265	337,280
4.40%, 07/01/49	USD	93	112,173
Ford Motor Credit Co. LLC, 2.33%, 11/25/25	EUR	100	122,492
General Motors Co., 5.95%, 04/01/49	USD	324	441,056
General Motors Financial Co., Inc.
2.35%, 09/03/25	GBP	355	510,248
0.85%, 02/26/26	EUR	100	120,656
Gilead Sciences, Inc., 2.80%, 10/01/50	USD	345	332,304
Global Payments, Inc., 4.15%, 08/15/49		99	113,520
Goldman Sachs Group, Inc.
0.25%, 01/26/28	EUR	100	116,463
(SOFR + 1.09%), 1.99%, 01/27/32(a)	USD	390	378,766
HCA, Inc., 5.25%, 06/15/49		89	113,448
HP, Inc., 6.00%, 09/15/41		85	111,777
International Business Machines Corp.
0.88%, 01/31/25	EUR	100	122,675
4.25%, 05/15/49	USD	108	133,361
2.95%, 05/15/50		100	100,641
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)		110	114,341
JPMorgan Chase & Co.
0.63%, 01/25/24	EUR	1,105	1,334,519
(SOFR + 1.07%), 1.95%, 02/04/32(a)	USD	400	388,479
(SOFR + 2.44%), 3.11%, 04/22/51(a)		202	208,405
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		102	114,946
Kinder Morgan, Inc., 3.60%, 02/15/51		499	507,893
Kroger Co., 3.95%, 01/15/50		247	281,066
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)	EUR	200	246,942
Lowe’s Cos., Inc., 3.00%, 10/15/50	USD	1,095	1,079,590
LYB International Finance III LLC, 3.63%, 04/01/51		218	230,133
McDonald’s Corp.
1.00%, 11/15/23	EUR	100	121,925
3.63%, 09/01/49	USD	104	115,246
Medtronic Global Holdings SCA
1.13%, 03/07/27	EUR	290	362,832
2.25%, 03/07/39		100	138,945
Metropolitan Life Global Funding I
0.01%, 09/23/22		100	119,100
2.38%, 01/11/23		100	123,547
Mondelez International, Inc., 2.63%, 09/04/50	USD	124	115,393
Morgan Stanley, (SOFR + 1.43%), 2.80%, 01/25/52(a)		2,018	1,978,444
Motorola Solutions, Inc.
2.75%, 05/24/31		618	630,785
5.50%, 09/01/44		165	214,915
MPLX LP, 4.70%, 04/15/48		100	116,170
New Metro Global Ltd., 6.80%, 08/05/23		200	208,162
NRG Energy, Inc.(b)
3.75%, 06/15/24		20	21,305
4.45%, 06/15/29		40	44,151

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
OI European Group BV, 2.88%, 02/15/25	EUR	200	$240,525
ONE Gas, Inc., 2.00%, 05/15/30	USD	35	34,417
Oracle Corp. 3.40%, 07/08/24		105	112,557
3.60%, 04/01/50		1,875	1,925,348
3.95%, 03/25/51		191	208,474
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		222	229,648
Philip Morris International, Inc. 0.13%, 08/03/26	EUR	260	306,868
3.13%, 06/03/33		165	237,698
Procter & Gamble Co., 0.63%, 10/30/24		150	182,880
Prologis Euro Finance LLC, 0.63%, 09/10/31		200	235,033
Rattler Midstream LP, 5.63%, 07/15/25(b)	USD	50	52,562
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		34	35,657
Sasol Financing USA LLC 4.38%, 09/18/26		655	675,469
5.50%, 03/18/31		945	994,612
SASOL Financing USA LLC, 5.88%, 03/27/24		249	265,309
Scenery Journey Ltd., 13.00%, 11/06/22		200	163,100
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(j)	EUR	200	258,790
Silgan Holdings, Inc., 3.25%, 03/15/25		100	119,464
SRS Distribution, Inc., 4.63%, 07/01/28(b)	USD	36	36,810
Steel Dynamics, Inc., 3.25%, 10/15/50		212	211,248
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 4.65%, 09/30/24(a)(b)		1,000	1,000,126
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		20	20,414
T-Mobile USA, Inc. 4.50%, 04/15/50		144	171,466
3.30%, 02/15/51		1,174	1,172,063
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48		9	10,966
UGI International LLC, 3.25%, 11/01/25	EUR	100	121,077
Union Pacific Corp., 3.25%, 02/05/50	USD	110	116,009
United Airlines Pass-Through Trust
Series 16-2, Class B, 3.65%, 04/07/27		4	4,200
Series 2014-2, Class B, 4.63%, 03/03/24		9	9,517
Series 2015-1, Class AA, 3.45%, 06/01/29		1	801
Series 2019-2, Class B, 3.50%, 11/01/29		57	56,758
Series AA, 2.88%, 04/07/30		7	6,655
Series AA, Class AA, 2.70%, 11/01/33		73	73,207
Series B, 4.75%, 04/11/22		2	2,317
UnitedHealth Group, Inc. 2.90%, 05/15/50		167	168,682
3.13%, 05/15/60		205	211,472
Verizon Communications, Inc. 1.88%, 09/19/30	GBP	270	376,897
2.88%, 11/20/50	USD	252	239,379
3.55%, 03/22/51		218	232,904
2.99%, 10/30/56		124	116,565
3.00%, 11/20/60		508	474,162
3.70%, 03/22/61		1,295	1,387,021
ViacomCBS, Inc., 4.95%, 05/19/50		262	330,827
Wells Fargo & Co. 0.50%, 04/26/24	EUR	750	903,079
2.00%, 07/28/25	GBP	185	264,919

Security		Par (000)	Value

United States (continued)
Wells Fargo & Co. (continued) 2.00%, 04/27/26	EUR	135	$173,488
XHR LP, 4.88%, 06/01/29(b)	USD	34	35,105

			64,657,894

Total Corporate Bonds — 28.1% (Cost: $253,352,056)			260,430,109

Floating Rate Loan Interests(a)

Canada — 0.1%
Great Canadian Gaming Corp., Term Loan, 11/01/26(n)		278	278,347

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.90%, 02/17/23(d)		85	79,900

United States — 2.6%
ACProducts Holdings, Inc., 2021 Term Loan B, 05/17/28(n)		1,261	1,253,800
American Rock Salt Company LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 06/04/28		289	289,121
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.41%, 02/11/26.		217	217,931
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27		846	845,395
City Brewing Company LLC, Closing Date Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/05/28(d)		711	713,666
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 05/14/28(d)		186	185,768
Conair Holdings LLC, Term Loan B, 05/17/28(n)		431	431,862
DT Midstream, Inc, Term Loan B, 06/10/28(n)		1,036	1,036,922
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/03/28		200	198,981
Granite Acquisition, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 03/24/28		299	298,253
Hilton Grand Vacations LLC, 2021 Term Loan, 05/19/28(n)		1,672	1,672,518
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27.		846	845,226
ITT Holdings LLC, 2021 Term Loan, 07/30/28(d)(n)		387	386,032
J&J Ventures Gaming LLC, Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 04/07/28(d)		1,046	1,048,615
JO-ANN Stores, Inc, 2021 Term Loan, 06/30/28(d)(n)		755	753,112
LBM Acquisition LLC(n) 2021 Incremental Delayed Draw Term Loan B2, 12/17/27		569	563,691
2021 Incremental Term Loan B2, 12/17/27		1,137	1,127,382
Leslie’s Poolmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% FLoor), 3.25%, 03/04/28		648	645,542
Michaels Companies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 04/15/28		680	682,475
Park River Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 12/28/27		352	349,856
Playtika Holding Corp., 2021 Term Loan, 03/11/28(n)		793	790,850

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27	USD	1,609	$1,615,694
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25		850	840,973
Shearer’s Foods, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27		846	846,012
Signal Parent, Inc, Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/03/28(d)		835	819,344
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 06/08/28		287	287,753
SRS Distribution, Inc., 2021 Term Loan B, 06/02/28(n)		1,367	1,365,483
The Enterprise Development Authority, Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/18/28(d)		752	753,366
Tory Burch LLC, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 04/14/28		1,527	1,521,274
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28		858	856,807
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		848	847,171

			24,090,875

Total Floating Rate Loan Interests — 2.7% (Cost: $24,406,247)			24,449,122

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 1.50%, 07/09/35(o)		4,559	1,442,924

Australia — 0.4%
Australia Government Bond
2.00%, 12/21/21	AUD	210	158,973
5.75%, 07/15/22		320	254,295
2.75%, 04/21/24		130	104,718
4.75%, 04/21/27		220	200,777
2.25%, 05/21/28		90	72,601
3.75%, 04/21/37		80	75,050
1.75%, 06/21/51		3,838	2,541,734

			3,408,148

Austria(b) — 0.1%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	705,229
1.50%, 02/20/47		222	322,398

			1,027,627

Bahrain — 0.2%
Bahrain Government International Bond
7.00%, 01/26/26	USD	258	293,201
4.25%, 01/25/28(b)		200	199,938
6.75%, 09/20/29		200	219,287
7.38%, 05/14/30		200	225,475

Security		Par (000)	Value

Bahrain (continued)
Bahrain Government International Bond (continued)
5.25%, 01/25/33(b)	USD	200	$194,750
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(b)		400	436,200

			1,568,851

Belgium(b) — 0.2%
Belgium Government Bond, 1.60%, 06/22/47	EUR	351	491,142
Kingdom of Belgium Government Bond, 0.80%, 06/22/28		855	1,089,642

			1,580,784

Brazil — 0.2%
Brazilian Government International Bond
6.00%, 04/07/26	USD	250	293,406
4.63%, 01/13/28		317	342,717
3.88%, 06/12/30		859	867,483

			1,503,606

Canada — 0.1%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	199,772
5.00%, 06/01/37		90	107,028
4.00%, 06/01/41		280	312,782
3.50%, 12/01/45		140	150,971
2.75%, 12/01/48		210	203,310

			973,863

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	USD	200	203,663
3.10%, 05/07/41		300	301,650
3.50%, 01/25/50		260	272,561

			777,874

China — 7.7%
China Development Bank
3.30%, 02/01/24	CNY	1,400	217,824
2.89%, 06/22/25		26,900	4,101,445
China Government Bond
3.19%, 04/11/24		1,400	218,992
2.94%, 10/17/24		8,500	1,318,327
2.41%, 06/19/25		79,500	12,055,966
2.85%, 06/04/27		55,200	8,427,822
3.25%, 11/22/28		100	15,613
3.29%, 05/23/29		105,600	16,536,703
3.13%, 11/21/29		7,280	1,123,211
2.68%, 05/21/30		64,180	9,538,212
3.27%, 11/19/30		107,400	16,798,072
3.86%, 07/22/49		7,230	1,147,328

			71,499,515

Colombia — 1.1%
Colombia Government International Bond
8.13%, 05/21/24	USD	348	410,814
3.88%, 04/25/27		422	448,322
4.50%, 03/15/29		4,661	5,072,625
3.00%, 01/30/30		200	195,475
3.13%, 04/15/31		3,564	3,481,137

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued) 3.25%, 04/22/32	USD	205	$200,387
4.13%, 05/15/51		200	189,475

			9,998,235

Denmark — 0.0%
Denmark Government Bond 1.50%, 11/15/23	DKK	200	33,445
1.75%, 11/15/25		500	87,345
4.50%, 11/15/39		450	126,206

			246,996

Dominican Republic — 0.4%
Dominican Republic International Bond 6.88%, 01/29/26	USD	100	115,738
5.95%, 01/25/27		799	898,875
4.50%, 01/30/30(b)		992	1,012,336
4.88%, 09/23/32(b)		837	862,110
6.40%, 06/05/49		533	573,741

			3,462,800

Ecuador — 0.1%
Ecuador Government International Bond, 1.00%, 07/31/35(o)		1,539	1,054,215

Egypt — 0.6%
Egypt Government International Bond 6.13%, 01/31/22(b)		200	204,038
5.75%, 05/29/24(b)		559	594,916
5.88%, 06/11/25		556	593,634
5.25%, 10/06/25(b)		467	491,372
7.60%, 03/01/29		549	602,630
5.88%, 02/16/31(b)		684	661,556
6.38%, 04/11/31(b)	EUR	600	740,931
7.63%, 05/29/32	USD	702	742,058
8.50%, 01/31/47(b)		296	308,265
7.90%, 02/21/48		451	445,306
8.88%, 05/29/50(b)		560	603,330

			5,988,036

France — 0.1%
France Government Bond OAT 2.50%, 05/25/30	EUR	40	58,212
1.50%, 05/25/31		190	257,306
5.75%, 10/25/32		100	193,633
French Republic Government Bond OAT, 1.50%, 05/25/50(b)		266	367,045

			876,196

Ghana(b) — 0.2%
Ghana Government International Bond 0.00%, 04/07/25(l)	USD	531	420,585
7.75%, 04/07/29		295	301,177
8.63%, 04/07/34		1,526	1,571,303

			2,293,065

Greece — 0.9%
Hellenic Republic Government Bond 3.50%, 01/30/23	EUR	9	10,813
2.00%, 04/22/27(b)		411	537,807
3.75%, 01/30/28		137	197,894
3.88%, 03/12/29(b)		522	773,264
1.50%, 06/18/30(b)		2,847	3,610,451

Security		Par (000)	Value

Greece (continued)
Hellenic Republic Government Bond (continued) 0.75%, 06/18/31(b)	EUR	1,591	$1,872,994
3.90%, 01/30/33		12	19,207
4.00%, 01/30/37		10	16,357
4.20%, 01/30/42		9	17,428
1.88%, 01/24/52(b)		750	932,836

			7,989,051

India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28	USD	200	216,290

Indonesia — 0.4%
Indonesia Government International Bond 4.75%, 01/08/26		400	455,825
3.50%, 01/11/28		200	218,100
4.10%, 04/24/28		400	451,825
4.75%, 02/11/29		493	578,559
8.50%, 10/12/35		100	159,925
4.63%, 04/15/43		200	231,287
4.75%, 07/18/47		200	238,100
Indonesia Treasury Bond 6.50%, 06/15/25	IDR	5,061,000	365,614
6.50%, 02/15/31		19,369,000	1,324,439
Perusahaan Penerbit SBSN Indonesia III, 2.80%, 06/23/30	USD	200	204,662

			4,228,336

Israel — 0.0%
Israel Government International Bond, 2.75%, 07/03/30		200	213,875

Italy — 1.2%
Italy Buoni Poliennali Del Tesoro 0.95%, 03/01/23	EUR	5,204	6,307,861
4.75%, 09/01/44(b)		232	439,988
1.50%, 04/30/45(b)		621	715,070
3.85%, 09/01/49(b)		700	1,208,807
2.45%, 09/01/50(b)		1,785	2,419,741
2.80%, 03/01/67(b)		120	167,963

			11,259,430

Japan — 1.5%
Japan Government Thirty Year Bond 0.40%, 09/20/49	JPY	1,500,000	12,589,900
0.60%, 09/20/50		140,000	1,232,396

			13,822,296

Mexico — 1.8%
Mexican Bonos 7.50%, 06/03/27	MXN	41,000	2,145,486
8.50%, 05/31/29		40,000	2,207,911
7.75%, 05/29/31		165,000	8,740,327
Mexico Government International Bond 4.15%, 03/28/27	USD	341	385,564
3.75%, 01/11/28		200	218,413
4.50%, 04/22/29		477	539,398
2.66%, 05/24/31		230	224,581
4.75%, 04/27/32		500	572,437
6.05%, 01/11/40		200	250,913
4.75%, 03/08/44		244	270,199

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
Mexico Government International Bond (continued)
4.35%, 01/15/47	USD	624	$652,782
4.50%, 01/31/50		200	212,413

			16,420,424

Morocco(b) — 0.1%
Morocco Government International Bond 3.00%, 12/15/32		442	426,530
4.00%, 12/15/50		510	472,388

			898,918

Netherlands — 0.1%
Netherlands Government Bond, 2.75%, 01/15/47(b)	EUR	311	595,113

New Zealand — 0.0%
New Zealand Government Bond, 2.75%, 04/15/25	NZD	100	74,609

Oman — 0.0%
Oman Government International Bond 6.50%, 03/08/47	USD	263	256,556
6.75%, 01/17/48		200	198,788

			455,344

Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(b)		823	839,203
Panama Government International Bond 3.16%, 01/23/30		400	419,200
2.25%, 09/29/32		245	234,863
6.70%, 01/26/36		400	543,700
4.50%, 05/15/47		225	255,417
4.50%, 04/16/50		200	226,600
4.50%, 04/01/56		200	226,725

			2,745,708

Paraguay — 0.2%
Paraguay Government International Bond 5.00%, 04/15/26		200	226,913
4.95%, 04/28/31(b)		650	746,606
5.40%, 03/30/50		250	291,766
5.40%, 03/30/50(b)		200	233,412

			1,498,697

Peru — 0.1%
Peruvian Government International Bond 7.35%, 07/21/25		100	122,488
4.13%, 08/25/27		248	277,574
2.84%, 06/20/30		66	67,807
2.78%, 01/23/31		85	86,477
1.86%, 12/01/32		200	186,162
6.55%, 03/14/37		350	480,659
3.30%, 03/11/41		226	228,599
5.63%, 11/18/50		16	22,028

			1,471,794

Philippines — 0.1%
Philippine Government International Bond 3.75%, 01/14/29		400	453,200
6.38%, 10/23/34		100	140,988
2.95%, 05/05/45		310	299,305

			893,493

Security		Par (000)	Value

Qatar — 0.2%
Qatar Government International Bond 4.50%, 04/23/28	USD	486	$573,966
4.00%, 03/14/29(b)		577	664,127
6.40%, 01/20/40		200	292,600

			1,530,693

Romania — 0.1%
Romanian Government International Bond 3.00%, 02/14/31(b)		516	535,124
6.13%, 01/22/44(b)		200	273,350
4.00%, 02/14/51		194	204,100

			1,012,574

Russia — 0.2%
Russian Foreign Bond - Eurobond 4.75%, 05/27/26		400	454,950
4.25%, 06/23/27		600	669,413
5.25%, 06/23/47		400	503,075

			1,627,438

Saudi Arabia — 0.2%
Saudi Government International Bond 4.00%, 04/17/25		260	286,861
3.63%, 03/04/28		311	342,644
4.38%, 04/16/29(b)		426	491,711
4.50%, 04/17/30		228	268,584
4.63%, 10/04/47		300	358,875

			1,748,675

South Africa — 0.7%
Republic of South Africa Government Bond 7.00%, 02/28/31	ZAR	65,557	3,939,116
8.25%, 03/31/32		39,471	2,521,905
Republic of South Africa Government International Bond
5.88%, 05/30/22	USD	100	104,894
4.88%, 04/14/26		200	216,475

			6,782,390

Spain(b) — 1.2%
Spain Government Bond 0.50%, 04/30/30	EUR	4,400	5,312,579
1.25%, 10/31/30		431	553,277
0.10%, 04/30/31		3,000	3,448,306
0.50%, 10/31/31		703	834,672
1.00%, 10/31/50		745	797,655

			10,946,489

Sri Lanka — 0.0%
Sri Lanka Government International Bond 6.85%, 03/14/24	USD	200	137,475
6.35%, 06/28/24		200	136,725

			274,200

Supranational — 0.4%
European Union 0.01%, 07/04/31	EUR	2,975	3,519,221
0.70%, 07/06/51(c)		192	230,203

			3,749,424

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden — 0.0%
Sweden Government Bond 1.00%, 11/12/26	SEK	960	$118,283
3.50%, 03/30/39		250	42,756

			161,039

Ukraine — 0.8%
Ukraine Government International Bond 8.99%, 02/01/24	USD	546	605,514
7.75%, 09/01/24		231	251,978
7.75%, 09/01/25(b)		250	273,750
7.75%, 09/01/25		200	219,000
7.75%, 09/01/27		100	109,894
9.75%, 11/01/28		3,112	3,705,808
7.38%, 09/25/32		499	523,732
7.25%, 03/15/33		780	811,102
7.25%, 03/15/33(b)		600	623,925

			7,124,703

United Kingdom — 0.7%
United Kingdom Gilt 1.75%, 09/07/22	GBP	200	282,209
0.75%, 07/22/23		1,826	2,561,268
1.75%, 09/07/37		60	90,747
4.75%, 12/07/38		30	65,463
3.25%, 01/22/44		165	319,403
3.50%, 01/22/45		700	1,418,361
1.50%, 07/22/47		1,040	1,521,749

			6,259,200

Uruguay — 0.1%
Uruguay Government International Bond, 4.38%, 10/27/27	USD	478	548,915

Total Foreign Agency Obligations — 22.9% (Cost: $204,865,452)			212,251,853

		Shares

Investment Companies

United States — 1.6%
Consumer Discretionary Select Sector SPDR Fund		1,317	235,150
Financial Select Sector SPDR Fund		4,836	177,433
Industrial Select Sector SPDR Fund		5,842	598,221
InvesCo QQQ Trust, Series 1		22,400	7,939,232
iShares China Large-Cap ETF(p)		8,938	414,098
iShares iBoxx $ High Yield Corporate Bond ETF(p)		2,301	202,580
iShares iBoxx $ Investment Grade Corporate Bond ETF(p)		1,039	139,600
iShares JP Morgan USD Emerging Markets Bond ETF(p)		17,451	1,962,539
iShares Latin America 40 ETF(p)		9,782	308,329
iShares MSCI Brazil ETF(p)		11,291	457,737
iShares MSCI Emerging Markets ETF(p)		13,148	725,112
iShares MSCI Japan ETF(p)		4,915	331,959
iShares Nasdaq Biotechnology ETF(p)		493	80,679
iShares Russell 2000 ETF(p)		476	109,180
iShares S&P 500 Value ETF(p)		2,805	414,130

		Shares	Value

United States (continued)
SPDR S&P Oil & Gas Exploration & Production ETF		1,050	$101,525
VanEck Vectors Semiconductor ETF		628	164,687

Total Investment Companies — 1.6% (Cost: $13,161,116)			14,362,191

		Par (000)

Municipal Bonds

California — 0.0%
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	USD	180	187,510

Total Municipal Bonds — 0.0% (Cost: $154,555)			187,510

Non-Agency Mortgage-Backed Securities

Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3 mo. Euribor + 0.63%), 0.10%, 06/15/53(a)	EUR	199	237,017

United Kingdom — 0.2%
Agora Securities, 0.00%, 07/22/31	GBP	400	555,660
Canada Square Funding PLC, Series 2021-2, Class B, 0.05%, 06/17/58(a)(c)		112	154,991
Finsbury Square, Series 2021-1GRX, Class AGRN, 0.05%, 12/16/67(a)		324	448,996
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, 0.50%, 05/15/51(a)		156	216,400
Mortimer BTL PLC, Series 2021-1, Class B, 0.05%, 06/23/53(a)		100	137,998

			1,514,045

United States — 6.6%
Arbor Multifamily Mortgage Securities Trust(b) 1.75%, 05/15/53	USD	1,326	1,102,403
Series 2020-MF1, Class XA, 1.09%, 05/15/53(a)		14,989	1,066,462
Atrium Hotel Portfolio Trust(a)(b)
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.02%, 12/15/36		200	198,490
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.12%, 12/15/36		150	143,315
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.07%, 11/15/32(a)(b)		150	124,624
Bank
Series 2020-BN29, Class C, 3.13%, 11/15/53(a)		1,050	1,074,228
Series 2020-BN29, Class D, 2.50%, 11/15/53(b)		420	389,902
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,325,465
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 2.57%, 08/15/36(a)(b)		1,400	1,396,460
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.52%, 03/15/37(a)(b)		500	485,700
Benchmark Mortgage Trust 2.58%, 04/15/54		200	209,186
Series 2020-B21, Class XA, 1.57%, 12/17/53(a)		5,046	548,358
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.32%, 07/15/35(a)(b)		170	170,104

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust(a)(b)
(1 mo. LIBOR US + 0.92%), 0.99%, 10/15/36	USD	118	$117,838
Series 2018-BIOA, Class B, (1 mo. LIBOR US + 0.87%), 0.94%, 03/15/37		20	20,026
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.02%, 03/15/37		1,380	1,381,700
Series 2018-IND, Class B, (1 mo. LIBOR US + 0.90%), 0.97%, 11/15/35		700	700,228
Series 2018-IND, Class C, (1 mo. LIBOR US + 1.10%), 1.17%, 11/15/35		700	700,228
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.12%, 11/15/35		770	770,246
Series 2019-XL, Class F, (1 mo. LIBOR US + 2.00%), 2.07%, 10/15/36		905	905,845
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.37%, 10/15/36		996	996,106
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.72%, 10/15/36		724	724,901
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.57%, 12/15/36		1,456	1,454,858
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.07%, 02/15/36		900	901,707
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.07%, 02/15/36		900	901,707
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.07%, 01/15/34		390	392,426
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 3.97%, 01/15/34		760	759,543
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	115,939
Series 2017-CC, Class E, 3.67%, 08/13/37		220	225,406
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33		750	778,914
Series 2018-TAN, Class E, 6.66%, 02/15/33(a)		1,000	1,032,642
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class C, 4.66%, 10/10/47(a)		1,200	1,287,123
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	411,141
Series 2016-C2, Class B, 3.18%, 08/10/49		750	779,836
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	410,985
Series 2019-PRM, Class C, 3.90%, 05/10/36(b)		1,000	1,058,022
Series 2020-420K, Class D, 3.42%, 11/10/42(a)(b)		360	351,070
Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		20,000	1,317,400
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.57%, 11/15/37(a)(b)		983	993,464
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		343	364,731
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	535,259
Series 2016-DC2, Class B, 4.83%, 02/10/49(a)		100	109,187
Series 2016-DC2, Class C, 4.83%, 02/10/49(a)		100	107,005
Series 2017-PANW, Class D, 4.34%, 10/10/29(a)(b)		750	774,022
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)(b)		1,000	974,741
Credit Suisse Mortgage Capital Certificates(a)(b) (1 mo. LIBOR US + 0.98%), 1.05%, 05/15/36		100	100,267
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 1.30%, 05/15/36		100	100,125
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 1.50%, 05/15/36		100	100,341
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.22%, 05/15/36		700	701,318

Security		Par (000)	Value

United States (continued)
CSAIL Commercial Mortgage Securities Trust, Series 2018-CX12, Class C, 4.92%, 08/15/51(a)	USD	750	$827,670
DBGS Mortgage Trust(a)(b)
Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.35%), 1.57%, 06/15/33		1,000	996,235
Series 2018-BIOD, Class B, (1 mo. LIBOR US + 0.89%), 0.96%, 05/15/35		93	93,030
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 1.37%, 05/15/35		93	92,947
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	398,872
DBUBS Mortgage Trust(a)(b)
Series 2017-BRBK, Class E, 3.65%, 10/10/34		400	411,156
Series 2017-BRBK, Class F, 3.65%, 10/10/34		240	243,322
Extended Stay America Trust, Series 2021-ESH, Class A, (1 mo. LIBOR US + 1.08%), 1.16%, 07/15/38(a)(b)(c)		270	270,802
Freddie Mac Multifamily Structured Pass Through Certificates, 1.12%, 11/25/53(a)		4,096	334,084
GCT Commercial Mortgage Trust, (1 mo. LIBOR US + 2.35%), 2.42%, 02/15/38(a)(b)		340	340,214
GS Mortgage Securities Corp. II, Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 1.22%, 05/15/26(a)(b)		100	100,034
GS Mortgage Securities Trust
4.47%, 10/10/48(a)		1,100	1,201,539
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		225	208,294
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		180	161,230
Series 2020-GSA2, Class XA, 1.85%, 12/12/53(a)(b)		3,651	469,158
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	1,053,763
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, (1 mo. LIBOR US + 3.35%), 3.42%, 01/15/33(a)(b)		770	773,191
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.13%, 07/05/31(b)		1,200	1,272,835
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.07%, 07/15/36(a)(b)		1,250	1,235,739
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class B, 5.12%, 12/15/46(a)		1,000	1,071,393
JPMDB Commercial Mortgage Securities Trust Class A5, 3.69%, 03/15/50		1,200	1,324,860
Series 2017-C7, Class A5, 3.41%, 10/15/50		1,113	1,227,169
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 2.12%, 12/15/37(a)(b)		910	908,272
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 4.11%, 08/15/34		110	112,442
Series 2017-330M, Class E, 4.17%, 08/15/34		130	130,927
MFT Trust(a)(b)
Series 2020-ABC, Class C, 3.59%, 02/10/42		100	99,647
Series 2020-ABC, Class D, 3.59%, 02/10/42		105	101,621
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	403,175
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	436,806
Morgan Stanley Capital I Trust
Series 2007-T27, Class C, 6.21%, 06/11/42(a)(b)		1,250	1,269,651
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		1,100	1,170,282

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Morgan Stanley Capital I Trust (continued)
Series 2018-H4, Class C, 5.24%, 12/15/51(a)	USD	400	$435,297
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	1,129,602
Series 2019-L2, Class A4, 4.07%, 03/15/52		589	676,020
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.93%, 06/17/38(a)(b)		382	400,311
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	129,055
Series 2017-OT, Class E, 4.08%, 05/10/39		160	144,203
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.82%, 01/15/26(a)(b)		270	273,033
Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.19%, 09/15/34(a)(b)		350	345,604
Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		250	243,477
TVC DSCR, 2.38%, 02/01/51(d)		742	783,221
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		99	99,554
VNDO Mortgage Trust, Series 2012-6AVE, Class C, 3.45%, 11/15/30(a)(b)		1,000	1,024,923
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-NXS5, Class B, 5.12%, 01/15/59		1,400	1,575,919
Series 2019-C50, Class XA, 1.58%, 05/15/52		14,215	1,236,602
Series 2021-C59, Class XA, 1.69%, 04/15/54		1,010	118,315
Western Alliance Bank, 5.65%, 12/28/24(a)(b)		2,260	2,260,000

			61,206,490

Total Non-Agency Mortgage-Backed Securities — 6.8% (Cost: $61,666,111)			62,957,552

Preferred Securities

Capital Trusts — 1.0%

Belgium — 0.0%
Solvay Finance SA, 5.43%(a)(j)	EUR	200	261,379

Colombia — 0.1%
Banco Davivienda SA, 6.65%(a)(b)(j)	USD	430	449,350

France(a)(j) — 0.2%
Electricite de France SA
5.38%	EUR	400	531,956
3.38%		200	247,525
Societe Generale SA, 5.38%(b)	USD	200	211,750
TOTAL SE, 3.37%	EUR	260	341,814

			1,333,045

Germany — 0.0%
ATF Netherlands BV, 3.75%(a)(j)		200	246,340

Italy(a)(j) — 0.1%
Eni SpA, Series NC9, 2.75%		260	309,836
Poste Italiane SpA, 2.63%		100	118,456
UniCredit SpA, 6.75%		200	239,771

			668,063

Japan — 0.0%

Rakuten Group, Inc., 4.25%(a)(j)		200	244,265

Security		Par (000)	Value

Kuwait — 0.0%

Burgan Bank SAK, 5.75%(a)(j)	USD	395	$398,901

Luxembourg — 0.0%

SES SA, 2.88%(a)(j)	EUR	100	119,417

Mexico(a) — 0.2%
Banco Mercantil del Norte SA, 6.75%(b)(j)	USD	400	430,000
BBVA Bancomer SA, 5.13%, 01/18/33		429	446,428
Cemex SAB de CV, 5.13%(b)(j)		505	520,302

			1,396,730

Netherlands(j) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(a)	EUR	100	122,577
Stichting AK Rabobank Certificaten, 2.19%(o)		85	135,940

			258,517

South Korea — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(j)	USD	200	202,725

Spain(a)(j) — 0.0%
Naturgy Finance BV, 4.13%	EUR	100	124,508
Repsol International Finance BV, 3.75%		200	253,706

			378,214

Sweden — 0.0%
Heimstaden Bostad AB, 3.00%(a)(j)		100	118,333

Switzerland(a)(b)(j) — 0.1%
Credit Suisse Group AG, 6.25%	USD	200	219,000
UBS Group AG, 7.00%		225	247,781

			466,781

United Kingdom(a) — 0.2%
BP Capital Markets PLC(j) 3.25%	EUR	740	937,122
4.25%	GBP	146	213,857
Vodafone Group PLC, 3.10%, 01/03/79	EUR	200	246,933

			1,397,912

United States — 0.1%
Belden, Inc., 4.13%, 10/15/26		200	243,049
General Motors Financial Co., Inc., Series C, 5.70%(a)(j)	USD	130	145,600
JPMorgan Chase & Co., Series HH, 4.60%(a)(j)		17	17,617
NWD Finance BVI Ltd., 4.13%(a)(j)		200	202,200

			608,466

			8,548,438

		Shares

Preferred Stocks — 0.1%

Germany — 0.1%
Porsche Automobil Holding SE, Preference Shares		2,912	312,605
Volkswagen AG, Preference Shares		1,792	449,311

			761,916

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States — 0.0%
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(k)		290	$365,423

			1,127,339

Total Preferred Securities — 1.1% (Cost: $9,526,870)			9,675,777

		Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust
Series 2020-K104, Class B, 3.66%, 02/25/52	USD	750	815,761
Series 2020-K105, Class B, 3.53%, 03/25/53		726	777,660

			1,593,421

Mortgage-Backed Securities — 15.2%
Fannie Mae Mortgage-Backed Securities
3.00%, 05/01/36		175	187,477
4.00%, 11/01/46 - 08/01/50		3,344	3,559,216
3.50%, 11/01/47 - 03/01/48		1,671	1,768,191
5.00%, 08/01/48 - 05/01/49		408	447,784
Federal National Mortgage Association, 3.50%, 06/01/49		205	215,879
Freddie Mac Mortgage-Backed Securities
3.50%, 01/01/34 - 01/01/48		758	809,818
4.00%, 09/01/38		13	13,917
5.00%, 11/01/48		47	51,188
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 10/20/40 - 07/21/51		2,184	2,317,712
3.50%, 01/15/42 - 07/21/51		4,300	4,537,799
5.00%, 10/20/44 - 07/21/51		324	351,303
3.00%, 02/15/45 - 08/19/51		6,222	6,491,773
4.50%, 03/15/47 - 07/21/51		1,022	1,096,376
2.00%, 07/21/51		4,929	5,019,878
2.50%, 07/21/51		4,285	4,434,306
Government National Mortgage Association, 4.00%, 05/20/47		40	42,561
Uniform Mortgage-Backed Securities
5.50%, 07/14/21 - 12/01/38		124	143,091
4.50%, 08/01/23 - 07/14/51(q)		3,212	3,476,835
2.50%, 09/01/27 - 08/12/51(q)		24,451	25,316,278
3.00%, 07/01/29 - 07/14/51(q)		12,486	13,175,994
3.50%, 07/01/29 - 07/14/51(q)		6,477	6,964,324
2.00%, 10/01/31 - 09/14/51(q)		54,009	54,517,184
4.00%, 09/01/33 - 07/14/51(q)		2,509	2,719,406
5.00%, 09/01/35 - 07/14/51(q)		226	255,850
1.50%, 07/19/36(q)		2,174	2,200,198
6.50%, 11/01/38		8	9,158
6.00%, 07/01/39		38	43,745
Series KW09, Class X1, 0.94%, 05/25/29(a)		14,799	777,795

			140,945,036

Total U.S. Government Sponsored Agency Securities — 15.4% (Cost: $142,426,315)			142,538,457

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds
0.38%, 01/15/27		1,658	1,834,850
0.50%, 01/15/28		325	364,015

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
0.13%, 01/15/30 - 01/15/31	USD	4,955	$5,445,999
U.S. Treasury Inflation Protected Security 0.50%, 04/15/24		8,516	9,178,628
0.13%, 04/15/25 - 04/15/26(m)		17,523	19,029,406
U.S. Treasury Notes 1.75%, 11/30/21		5	5,035
1.88%, 02/28/22		500	506,016
0.63%, 05/15/30		1,755	1,640,445

Total U.S. Treasury Obligations — 4.1% (Cost: $37,605,696)			38,004,394

		Shares

Warrants

United States — 0.0%
Cano Health, Inc. (Expires 06/03/2026)		9,002	33,204
Latch, Inc. (Expires 06/04/2026)		12,334	43,169
Rotor Acquisition Corp. (Expires 06/15/2027), Class A, Class A		22,425	27,583

			103,956

Venezuela — 0.0%
Venezuela Government International Bond		3,000	3,000

Total Warrants — 0.0% (Cost: $95,065)			106,956

Total Long-Term Investments — 90.0% (Cost: $812,414,450)			832,957,936

		Par (000)

Short-Term Securities

Borrowed Bond Agreements — 0.2%
BofA Securities Inc., (0.02%), 07/01/21 (Purchased on 06/30/21 to be repurchased at $1,757,643 Collateralized by U.S. Treasury Notes, 1.50%, 02/15/30, par and fair values of $1,720,000 and $1,736,998, respectively)	USD	1,748	1,747,950

		Shares

Money Market Funds — 6.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(p)(r)		61,439,198	61,439,198

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 7.6%
U.S. Treasury Bills, 0.01%, 07/01/21(l)(s)	USD	70,000	$70,000,000

Total Short-Term Securities — 14.4% (Cost: $133,187,148)			133,187,148

Options Purchased — 0.5% (Cost: $6,627,659)			5,518,084

Total Investments Before Borrowed Bonds and TBA Sale Commitments and Options Written — 104.9% (Cost: $952,229,257)			971,663,168

Borrowed Bonds

United States — (0.2)%
U.S. Treasury Notes, 1.50%, 02/15/30		(1,720)	(1,736,998)

Total Borrowed Bonds — (0.2)% (Proceeds: $(1,822,098))			(1,736,998)

TBA Sale Commitments(q)

United States — (4.9)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/21/51		43	(43,793)
3.00%, 07/21/51		1,500	(1,565,068)
3.50%, 07/21/51		222	(233,044)
4.00%, 07/21/51		223	(235,483)
Uniform Mortgage-Backed Securities
2.00%, 07/14/51 - 08/12/51		32,073	(32,354,215)
2.50%, 07/19/36 - 07/14/51		10,342	(10,688,937)
3.00%, 07/19/36		350	(367,710)
3.50%, 07/16/35		212	(226,393)
4.00%, 07/14/51		52	(55,372)

Total TBA Sale Commitments — (4.9)% (Proceeds: $(45,782,511))			(45,770,015)

Options Written — (0.3)% (Premiums Received: $(4,972,368))			(3,311,671)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments and Options Written — 99.5% (Cost: $899,652,280)			920,844,484

Other Assets Less Liabilities — 0.5%			4,720,576

Net Assets — 100.0%			$925,565,060

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Amount is less than 500.
(j)	Perpetual security with no stated maturity date. (k) Convertible security.
(l)	Zero-coupon bond.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)

Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate. (o) Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(p)	Affiliate of the Fund.
(q)	Represents or includes a TBA transaction. (r) Annualized 7-day yield as of period end.
(s)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,780,042	$55,659,156	(a)	$—	$—	$—	$61,439,198	61,439,198	$6,262	$—
iShares China Large-Cap ETF	622,162	—		(206,504)	1,762	(3,322)	414,098	8,938	1,350	—
iShares iBoxx $ High Yield Corporate Bond ETF	27,263,877	4,066,983		(31,151,487)	1,299,095	(1,275,888)	202,580	2,301	95,749	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,411,734	7,881,385		(11,928,360)	(117,363)	(107,796)	139,600	1,039	17,930	—
iShares JP Morgan USD Emerging Markets Bond ETF	2,022,745	—		—	—	(60,206)	1,962,539	17,451	30,813	—
iShares Latin America 40 ETF	428,510	—		(129,556)	3,688	5,687	308,329	9,782	3,697	—
iShares MSCI Brazil ETF	324,844	275,339		(136,109)	6,135	(12,472)	457,737	11,291	7,069	—

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds

iShares MSCI Emerging Markets ETF	$1,018,984	$—	$(347,384)	$54,125	$(613)	$725,112	13,148	$3,166	$—
iShares MSCI Japan ETF	—	333,578	—	—	(1,619)	331,959	4,915	—	—
iShares Nasdaq Biotechnology ETF	111,951	—	(36,560)	8,615	(3,327)	80,679	493	108	—
iShares Russell 2000 ETF	93,325	—	—	—	15,855	109,180	476	355	—
iShares S&P 500 Value ETF	359,096	—	—	—	55,034	414,130	2,805	3,419	—

				$1,256,057	$(1,388,667)	$66,585,141		$169,918	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BNP Paribas S.A	0.08	%(b)	01/22/21	Open		$1,638,750	$1,639,353	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.55	(b)	06/02/21	Open		180,617	180,695	Corporate Bonds	Open/Demand

						$1,819,367	$1,820,048

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
30-Year Euro Buxl Bond	5	09/08/21	$1,205	$14,319
Euro BTP	58	09/08/21	10,413	49,778
Euro OAT	119	09/08/21	22,441	93,945
Euro-Schatz	104	09/08/21	13,829	(2,893)
Short Term Euro BTP	96	09/08/21	12,881	2,808
10-Year Australian T-Bond	96	09/15/21	10,165	(28,717)
3-Year Australian Treasury Bonds	82	09/15/21	7,163	(12,138)
DAX Index	5	09/17/21	2,302	(23,432)
Euro Stoxx 50 Index	22	09/17/21	1,058	(17,262)
FTSE 100 Index	2	09/17/21	193	(2,825)
FTSE/MIB Index	7	09/17/21	1,038	(21,769)
Russell 2000 E-Mini Index	3	09/17/21	346	299
S&P 500 E-Mini Index	11	09/17/21	2,359	27,762
10-Year Canada Bond	82	09/21/21	9,626	52,117
U.S. Long Bond	115	09/21/21	18,465	493,079
Ultra U.S. Treasury Bond	235	09/21/21	45,238	912,280
Long Gilt	23	09/28/21	4,076	17,862
5-Year U.S. Treasury Note	3,221	09/30/21	397,416	(1,098,433)
90-Day Euro-Dollar	83	09/18/23	20,541	(46,144)

				410,636

Short Contracts
Euro Bund	45	09/08/21	9,210	(22,682)
Euro-BOBL	291	09/08/21	46,289	(28,913)
10-Year Japanese Government Treasury Bonds	3	09/13/21	4,096	(98)
90-Day Euro-Dollar	65	09/13/21	16,226	(487,562)
NASDAQ 100 E-Mini Index	1	09/17/21	291	(11,945)
10-Year U.S. Treasury Note	202	09/21/21	26,749	(86,897)

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
10-Year U.S. Ultra Long Treasury Note	1,291	09/21/21	$189,858	$(2,934,387)
2-Year U.S. Treasury Note	1,148	09/30/21	252,928	174,805

				(3,397,679)

				$(2,987,043)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	16,876,395,000	USD	1,143,000	Morgan Stanley & Co. International PLC	07/01/21	$20,889
USD	1,164,210	IDR	16,876,395,000	Morgan Stanley & Co. International PLC	07/01/21	321
BRL	1,387,895	USD	277,457	Citibank N.A.	07/02/21	1,584
BRL	2,770,803	USD	549,000	Citibank N.A.	07/02/21	8,080
BRL	2,770,803	USD	549,000	Citibank N.A.	07/02/21	8,080
BRL	2,775,790	USD	554,914	Citibank N.A.	07/02/21	3,169
BRL	2,778,321	USD	555,420	Citibank N.A.	07/02/21	3,171
BRL	2,782,032	USD	548,000	Citibank N.A.	07/02/21	11,337
BRL	2,785,648	USD	548,000	Citibank N.A.	07/02/21	12,064
BRL	2,787,457	USD	557,246	Citibank N.A.	07/02/21	3,182
BRL	2,791,917	USD	558,138	Citibank N.A.	07/02/21	3,187
BRL	2,791,917	USD	558,138	Citibank N.A.	07/02/21	3,187
BRL	2,799,906	USD	559,735	Citibank N.A.	07/02/21	3,196
BRL	2,799,906	USD	559,735	Citibank N.A.	07/02/21	3,196
BRL	2,806,577	USD	543,000	Citibank N.A.	07/02/21	21,272
BRL	2,868,061	USD	573,360	Citibank N.A.	07/02/21	3,274
BRL	4,168,409	USD	826,000	Citibank N.A.	07/02/21	12,073
BRL	4,168,409	USD	826,000	Citibank N.A.	07/02/21	12,073
BRL	4,187,753	USD	837,182	Citibank N.A.	07/02/21	4,780
BRL	4,202,962	USD	840,223	Citibank N.A.	07/02/21	4,798
BRL	4,202,962	USD	840,223	Citibank N.A.	07/02/21	4,798
BRL	5,732,640	USD	1,146,024	Citibank N.A.	07/02/21	6,544
BRL	2,784,754	USD	551,000	Deutsche Bank AG	07/02/21	8,885
BRL	2,784,754	USD	551,000	Deutsche Bank AG	07/02/21	8,885
BRL	2,802,937	USD	551,000	Deutsche Bank AG	07/02/21	12,540
BRL	2,802,937	USD	551,000	Deutsche Bank AG	07/02/21	12,540
BRL	2,783,829	USD	548,000	JPMorgan Chase Bank N.A.	07/02/21	11,699
BRL	4,194,875	USD	838,606	Morgan Stanley & Co. International PLC	07/02/21	4,788
BRL	4,206,287	USD	840,887	Morgan Stanley & Co. International PLC	07/02/21	4,801
USD	825,000	KRW	919,096,646	BNP Paribas S.A.	07/12/21	11,637
USD	544,000	KRW	606,026,880	Morgan Stanley & Co. International PLC	07/12/21	7,691
USD	1,092,000	KRW	1,216,509,840	Morgan Stanley & Co. International PLC	07/12/21	15,438
CLP	203,635,825	USD	275,500	Citibank N.A.	07/14/21	1,696
CLP	405,793,350	USD	549,000	Citibank N.A.	07/14/21	3,380
CLP	205,963,800	USD	275,500	Goldman Sachs International	07/14/21	4,865
CLP	410,432,400	USD	549,000	Goldman Sachs International	07/14/21	9,695
MXN	24,586,787	USD	1,231,069	Barclays Bank PLC	07/14/21	510
MXN	28,602,517	USD	1,432,138	Barclays Bank PLC	07/14/21	593
MXN	11,004,495	USD	551,000	Citibank N.A.	07/14/21	227
MXN	16,959,301	USD	826,000	Citibank N.A.	07/14/21	23,510
MXN	16,676,114	USD	826,000	HSBC Bank USA N.A.	07/14/21	9,324
MXN	16,676,114	USD	826,000	HSBC Bank USA N.A.	07/14/21	9,324
USD	826,000	CAD	1,019,921	BNP Paribas S.A.	07/14/21	3,226
USD	826,000	CAD	1,019,921	BNP Paribas S.A.	07/14/21	3,226
USD	551,000	CLP	398,483,200	Citibank N.A.	07/14/21	8,571
USD	551,000	CLP	398,483,200	Citibank N.A.	07/14/21	8,571
USD	822,000	CLP	590,196,000	Citibank N.A.	07/14/21	18,605
USD	549,000	CLP	395,417,250	UBS AG	07/14/21	10,744

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,966	EUR	21,000	Royal Bank of Canada	07/14/21	$59
USD	801,759	EUR	661,000	State Street Bank and Trust Co.	07/14/21	17,779
USD	1,074,663	EUR	886,000	State Street Bank and Trust Co.	07/14/21	23,822
USD	814,000	JPY	89,515,042	Bank of America N.A.	07/14/21	8,172
USD	551,000	MXN	10,932,281	Citibank N.A.	07/14/21	3,390
USD	551,000	MXN	10,932,281	Citibank N.A.	07/14/21	3,390
USD	823,000	MXN	16,227,102	Citibank N.A.	07/14/21	10,167
USD	825,000	MXN	16,305,300	Citibank N.A.	07/14/21	8,250
USD	825,000	MXN	16,305,300	Citibank N.A.	07/14/21	8,250
USD	830,000	MXN	16,555,353	Citibank N.A.	07/14/21	725
USD	1,100,000	MXN	21,875,414	Citibank N.A.	07/14/21	4,237
USD	894,000	MXN	17,827,969	HSBC Bank USA N.A.	07/14/21	978
USD	1,235,069	MXN	24,629,499	HSBC Bank USA N.A.	07/14/21	1,351
USD	1,100,000	ZAR	15,015,227	Citibank N.A.	07/14/21	50,083
USD	1,102,000	ZAR	15,349,978	Citibank N.A.	07/14/21	28,676
USD	827,000	ZAR	11,587,184	Deutsche Bank AG	07/14/21	16,784
USD	14,000	ZAR	193,485	State Street Bank and Trust Co.	07/14/21	471
USD	1,121,000	ZAR	15,492,046	State Street Bank and Trust Co.	07/14/21	37,743
KZT	55,433,604	USD	126,330	Deutsche Bank AG	07/15/21	3,162
USD	821,231	EUR	677,000	JPMorgan Chase Bank N.A.	07/20/21	18,177
USD	821,231	EUR	677,000	JPMorgan Chase Bank N.A.	07/20/21	18,177
USD	242,556	EUR	204,000	Morgan Stanley & Co. International PLC	07/20/21	572
KRW	935,939,568	USD	826,000	BNP Paribas S.A.	07/23/21	2,226
USD	826,000	KRW	930,241,200	Morgan Stanley & Co. International PLC	07/23/21	2,816
USD	605,000	TRY	5,230,225	JPMorgan Chase Bank N.A.	07/30/21	13,038
USD	549,000	BRL	2,735,008	Bank of America N.A.	08/03/21	982
USD	2,180,000	BRL	10,860,324	Bank of America N.A.	08/03/21	3,899
USD	829,000	BRL	4,121,879	Citibank N.A.	08/03/21	3,092
USD	830,000	BRL	4,129,084	Citibank N.A.	08/03/21	2,649
USD	829,000	CLP	608,817,600	Morgan Stanley & Co. International PLC	08/18/21	975
MXN	55,363,577	USD	2,670,582	UBS AG	08/24/21	88,766
USD	22,590,326	CNH	146,514,080	HSBC Bank USA N.A.	08/24/21	15,902
USD	493,738	CNH	3,197,000	Morgan Stanley & Co. International PLC	08/24/21	1,154
USD	1,327,786	IDR	19,254,231,052	Standard Chartered Bank	08/24/21	13,993
USD	345,611	MXN	6,846,331	Barclays Bank PLC	08/24/21	4,386
USD	1,792,741	MXN	35,730,772	Barclays Bank PLC	08/24/21	11,902
USD	991,520	MXN	19,632,805	State Street Bank and Trust Co.	08/24/21	13,011
USD	1,283,084	ZAR	18,031,437	Citibank N.A.	08/24/21	28,689
USD	5,454,768	ZAR	75,965,824	JPMorgan Chase Bank N.A.	08/24/21	170,046
BRL	90,000	USD	17,598	Barclays Bank PLC	09/15/21	333
BRL	130,000	USD	25,070	Citibank N.A.	09/15/21	830
BRL	2,350,948	USD	454,000	Goldman Sachs International	09/15/21	14,389
BRL	5,986,488	USD	1,156,072	Goldman Sachs International	09/15/21	36,639
CNH	11,282	AUD	2,278	Citibank N.A.	09/15/21	27
CNH	31,375	JPY	534,673	Citibank N.A.	09/15/21	11
CNH	30,533,456	USD	4,686,402	Citibank N.A.	09/15/21	10,820
EUR	1,843,672	AUD	2,903,828	State Street Bank and Trust Co.	09/15/21	11,052
EUR	7,000,000	USD	8,310,586	Bank of America N.A.	09/15/21	2,299
GBP	5,430,981	EUR	6,322,998	Westpac Banking Corp.	09/15/21	5,021
JPY	243,801,172	AUD	2,888,467	Morgan Stanley & Co. International PLC	09/15/21	29,018
JPY	337,620,160	AUD	4,000,000	Morgan Stanley & Co. International PLC	09/15/21	40,184
JPY	2,813,665,941	EUR	21,166,501	Morgan Stanley & Co. International PLC	09/15/21	206,155
MXN	69,226,994	USD	3,428,080	Natwest Markets PLC	09/15/21	12,570
NOK	6,100,000	USD	705,881	JPMorgan Chase Bank N.A.	09/15/21	2,805
USD	333,943	AUD	434,000	State Street Bank and Trust Co.	09/15/21	8,363
USD	2,000,000	CNH	12,868,846	Australia and New Zealand Bank Group	09/15/21	20,276
USD	16,126,151	CNH	103,800,000	Deutsche Bank AG	09/15/21	157,712
USD	18,400,000	CNH	119,477,456	Morgan Stanley & Co. International PLC	09/15/21	19,765
USD	11,550,000	CNH	75,063,762	Royal Bank of Canada	09/15/21	2,302
USD	8,343,116	CNH	53,682,000	UBS AG	09/15/21	84,756
USD	1,000,000	CNY	6,444,662	State Street Bank and Trust Co.	09/15/21	8,848
USD	28,597	EUR	23,900	Barclays Bank PLC	09/15/21	214

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	56,275	EUR	47,000	Barclays Bank PLC	09/15/21	$460
USD	84,300	EUR	70,000	Barclays Bank PLC	09/15/21	1,171
USD	85,523	EUR	70,000	Barclays Bank PLC	09/15/21	2,395
USD	151,957	EUR	127,000	Barclays Bank PLC	09/15/21	1,138
USD	155,920	EUR	130,000	Barclays Bank PLC	09/15/21	1,538
USD	171,052	EUR	140,000	Barclays Bank PLC	09/15/21	4,794
USD	302,927	EUR	253,000	Barclays Bank PLC	09/15/21	2,476
USD	337,602	EUR	280,000	Barclays Bank PLC	09/15/21	5,086
USD	372,517	EUR	309,100	Citibank N.A.	09/15/21	5,443
USD	168,632	EUR	140,000	Deutsche Bank AG	09/15/21	2,374
USD	337,264	EUR	280,000	Deutsche Bank AG	09/15/21	4,749
USD	143,870	EUR	120,000	JPMorgan Chase Bank N.A.	09/15/21	1,364
USD	12,548,844	EUR	10,502,583	JPMorgan Chase Bank N.A.	09/15/21	76,449
USD	13,789,614	EUR	11,531,851	JPMorgan Chase Bank N.A.	09/15/21	94,907
USD	2,424,519	EUR	2,000,000	Morgan Stanley & Co. International PLC	09/15/21	49,409
USD	66,659,450	EUR	55,000,000	Morgan Stanley & Co. International PLC	09/15/21	1,343,925
USD	765,552	EUR	628,000	State Street Bank and Trust Co.	09/15/21	19,768
USD	1,572,221	EUR	1,290,000	Westpac Banking Corp.	09/15/21	40,275
USD	8,155,567	GBP	5,779,864	Commonwealth Bank of Australia	09/15/21	158,949
USD	57,996	HKD	450,000	Australia and New Zealand Bank Group	09/15/21	30
USD	102,796	IDR	1,482,108,798	Barclays Bank PLC	09/15/21	1,936
USD	308,344	IDR	4,446,320,000	Barclays Bank PLC	09/15/21	5,765
USD	1,000,000	IDR	14,384,100,000	Citibank N.A.	09/15/21	21,140
USD	3,700,000	IDR	54,122,860,000	Citibank N.A.	09/15/21	16,857
USD	1,000,000	IDR	14,604,160,000	UBS AG	09/15/21	6,165
USD	270,000	INR	19,996,200	Deutsche Bank AG	09/15/21	3,471
USD	4,766,223	JPY	522,760,000	Bank of America N.A.	09/15/21	57,751
USD	2,000,000	MXN	39,960,230	Citibank N.A.	09/15/21	13,937
USD	2,000,000	MXN	39,954,650	State Street Bank and Trust Co.	09/15/21	14,214
USD	10,712	NOK	90,915	JPMorgan Chase Bank N.A.	09/15/21	149
USD	61,330	NOK	510,000	JPMorgan Chase Bank N.A.	09/15/21	2,079
USD	81,726	NOK	675,000	JPMorgan Chase Bank N.A.	09/15/21	3,306
USD	84,882	NOK	725,000	JPMorgan Chase Bank N.A.	09/15/21	653
USD	500,644	NOK	4,275,000	JPMorgan Chase Bank N.A.	09/15/21	3,983
USD	53,946	PLN	200,000	BNP Paribas S.A.	09/15/21	1,482
USD	1,000,000	RUB	73,160,000	Citibank N.A.	09/15/21	10,872
USD	1,000,000	RUB	72,818,251	Goldman Sachs International	09/15/21	15,492
USD	4,000,000	RUB	292,520,000	UBS AG	09/15/21	45,111
USD	120,149	SEK	1,000,000	State Street Bank and Trust Co.	09/15/21	3,220
USD	310,000	SEK	2,580,134	State Street Bank and Trust Co.	09/15/21	8,308
USD	133,036	SEK	1,100,000	UBS AG	09/15/21	4,414
USD	1,312,553	SEK	10,865,000	UBS AG	09/15/21	42,120
USD	3,394,637	SEK	28,100,000	UBS AG	09/15/21	108,935
USD	690,159	TWD	18,900,000	Barclays Bank PLC	09/15/21	8,996
USD	1,000,000	ZAR	14,359,659	Morgan Stanley & Co. International PLC	09/15/21	3,850
USD	2,000,000	ZAR	27,850,814	Morgan Stanley & Co. International PLC	09/15/21	67,949
USD	831,562	EUR	680,886	Westpac Banking Corp.	09/16/21	22,955

						3,997,366

IDR	16,859,250,000	USD	1,163,028	Morgan Stanley & Co. International PLC	07/01/21	(321)
USD	1,143,000	IDR	16,859,250,000	Morgan Stanley & Co. International PLC	07/01/21	(19,707)
BRL	2,726,334	USD	549,000	Bank of America N.A.	07/02/21	(861)
BRL	10,825,880	USD	2,180,000	Bank of America N.A.	07/02/21	(3,419)
USD	545,027	BRL	2,726,334	Bank of America N.A.	07/02/21	(3,112)
USD	2,164,224	BRL	10,825,880	Bank of America N.A.	07/02/21	(12,358)
USD	274,000	BRL	1,387,895	Citibank N.A.	07/02/21	(5,041)
USD	543,000	BRL	2,868,061	Citibank N.A.	07/02/21	(33,634)
USD	546,000	BRL	2,778,321	Citibank N.A.	07/02/21	(12,591)
USD	548,000	BRL	2,787,457	Citibank N.A.	07/02/21	(12,428)
USD	548,000	BRL	2,775,790	Citibank N.A.	07/02/21	(10,082)
USD	551,000	BRL	2,799,907	Citibank N.A.	07/02/21	(11,931)
USD	551,000	BRL	2,799,907	Citibank N.A.	07/02/21	(11,931)

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	551,000	BRL	2,791,917	Citibank N.A.	07/02/21	$(10,325)
USD	551,000	BRL	2,791,917	Citibank N.A.	07/02/21	(10,325)
USD	553,917	BRL	2,770,803	Citibank N.A.	07/02/21	(3,163)
USD	553,917	BRL	2,770,803	Citibank N.A.	07/02/21	(3,163)
USD	556,162	BRL	2,782,032	Citibank N.A.	07/02/21	(3,176)
USD	556,885	BRL	2,785,648	Citibank N.A.	07/02/21	(3,180)
USD	561,068	BRL	2,806,577	Citibank N.A.	07/02/21	(3,204)
USD	823,000	BRL	4,187,753	Citibank N.A.	07/02/21	(18,963)
USD	825,000	BRL	4,202,963	Citibank N.A.	07/02/21	(20,020)
USD	825,000	BRL	4,202,963	Citibank N.A.	07/02/21	(20,020)
USD	833,315	BRL	4,168,409	Citibank N.A.	07/02/21	(4,758)
USD	833,315	BRL	4,168,409	Citibank N.A.	07/02/21	(4,758)
USD	1,080,000	BRL	5,732,640	Citibank N.A.	07/02/21	(72,567)
USD	556,706	BRL	2,784,754	Deutsche Bank AG	07/02/21	(3,179)
USD	556,706	BRL	2,784,754	Deutsche Bank AG	07/02/21	(3,179)
USD	560,341	BRL	2,802,937	Deutsche Bank AG	07/02/21	(3,200)
USD	560,341	BRL	2,802,937	Deutsche Bank AG	07/02/21	(3,200)
USD	556,521	BRL	2,783,829	JPMorgan Chase Bank N.A.	07/02/21	(3,178)
USD	827,000	BRL	4,206,287	Morgan Stanley & Co. International PLC	07/02/21	(18,689)
USD	827,000	BRL	4,194,875	Morgan Stanley & Co. International PLC	07/02/21	(16,394)
PLN	9,000,524	EUR	2,013,000	Bank of America N.A.	07/07/21	(26,611)
KRW	608,431,360	USD	544,000	Citibank N.A.	07/12/21	(5,563)
KRW	2,144,049,480	USD	1,917,000	Citibank N.A.	07/12/21	(19,604)
CAD	1,006,865	USD	826,000	JPMorgan Chase Bank N.A.	07/14/21	(13,758)
CAD	1,006,865	USD	826,000	JPMorgan Chase Bank N.A.	07/14/21	(13,758)
CLP	593,280,000	USD	824,000	Goldman Sachs International	07/14/21	(16,407)
COP	4,123,684,000	USD	1,102,000	Citibank N.A.	07/14/21	(3,852)
EUR	682,000	USD	826,513	HSBC Bank USA N.A.	07/14/21	(17,626)
EUR	682,000	USD	826,513	HSBC Bank USA N.A.	07/14/21	(17,626)
EUR	204,000	USD	242,527	Morgan Stanley & Co. International PLC	07/14/21	(573)
JPY	89,598,608	USD	814,000	Bank of America N.A.	07/14/21	(7,419)
JPY	91,420,391	USD	826,000	Bank of America N.A.	07/14/21	(3,019)
JPY	91,420,391	USD	826,000	Bank of America N.A.	07/14/21	(3,019)
RUB	79,487,260	USD	1,102,000	Citibank N.A.	07/14/21	(17,234)
ZAR	7,579,067	USD	551,000	Bank of America N.A.	07/14/21	(21,045)
ZAR	7,619,944	USD	551,000	BNP Paribas S.A.	07/14/21	(18,187)
ZAR	15,405,840	USD	1,114,000	BNP Paribas S.A.	07/14/21	(36,770)
EUR	656,000	USD	780,358	JPMorgan Chase Bank N.A.	07/20/21	(2,213)
EUR	881,000	USD	1,048,011	JPMorgan Chase Bank N.A.	07/20/21	(2,972)
EUR	21,000	USD	24,969	Royal Bank of Canada	07/20/21	(59)
TRY	5,256,845	USD	605,000	Citibank N.A.	07/30/21	(10,025)
CNH	13,912,890	USD	2,165,464	Goldman Sachs International	08/24/21	(21,810)
USD	502,699	MXN	10,103,124	Royal Bank of Canada	08/24/21	(846)
IDR	13,060,672,000	USD	908,000	Citibank N.A.	09/13/21	(18,990)
IDR	13,060,672,000	USD	908,000	Citibank N.A.	09/13/21	(18,990)
AUD	1,900,000	JPY	161,339,450	Natwest Markets PLC	09/15/21	(27,823)
CAD	3,600,000	USD	2,959,844	Morgan Stanley & Co. International PLC	09/15/21	(55,775)
CAD	7,711,282	USD	6,340,000	Morgan Stanley & Co. International PLC	09/15/21	(119,418)
CAD	411,673	USD	340,000	Natwest Markets PLC	09/15/21	(7,909)
CHF	44,864	USD	50,000	Morgan Stanley & Co. International PLC	09/15/21	(1,417)
CNH	22,849,255	USD	3,550,000	Natwest Markets PLC	09/15/21	(34,904)
CNH	4,240,000	USD	658,970	UBS AG	09/15/21	(6,694)
CNH	39,425,000	USD	6,127,330	UBS AG	09/15/21	(62,246)
CZK	11,113,787	USD	530,000	BNP Paribas S.A.	09/15/21	(13,521)
EUR	70,000	USD	85,318	Bank of America N.A.	09/15/21	(2,190)
EUR	230,000	USD	278,691	Bank of America N.A.	09/15/21	(5,553)
EUR	85,839,832	USD	104,031,979	BNP Paribas S.A.	09/15/21	(2,092,457)
EUR	1,130,000	USD	1,353,242	Citibank N.A.	09/15/21	(11,305)
EUR	70,000	USD	85,344	JPMorgan Chase Bank N.A.	09/15/21	(2,215)
EUR	70,000	USD	85,248	JPMorgan Chase Bank N.A.	09/15/21	(2,119)
EUR	70,000	USD	85,178	JPMorgan Chase Bank N.A.	09/15/21	(2,049)
EUR	90,000	USD	109,759	JPMorgan Chase Bank N.A.	09/15/21	(2,879)

32	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	110,000	USD	133,475	JPMorgan Chase Bank N.A.	09/15/21	$(2,844)
EUR	120,000	USD	145,759	JPMorgan Chase Bank N.A.	09/15/21	(3,253)
EUR	760,000	USD	908,352	JPMorgan Chase Bank N.A.	09/15/21	(5,810)
EUR	2,272,775	USD	2,719,798	JPMorgan Chase Bank N.A.	09/15/21	(20,753)
EUR	110,000	USD	133,739	Morgan Stanley & Co. International PLC	09/15/21	(3,108)
EUR	2,272,775	USD	2,717,183	Morgan Stanley & Co. International PLC	09/15/21	(18,138)
EUR	628,000	USD	761,992	Standard Chartered Bank	09/15/21	(16,207)
EUR	1,170,000	USD	1,426,267	State Street Bank and Trust Co.	09/15/21	(36,828)
IDR	4,877,500,000	USD	338,292	Barclays Bank PLC	09/15/21	(6,371)
IDR	4,877,500,000	USD	338,292	Barclays Bank PLC	09/15/21	(6,371)
IDR	14,632,500,000	USD	1,014,736	Barclays Bank PLC	09/15/21	(18,973)
IDR	14,632,500,000	USD	1,014,736	Barclays Bank PLC	09/15/21	(18,973)
IDR	329,970,000	USD	22,954	BNP Paribas S.A.	09/15/21	(499)
IDR	26,465,971,500	USD	1,845,000	Deutsche Bank AG	09/15/21	(43,951)
IDR	330,020,000	USD	22,955	Standard Chartered Bank	09/15/21	(496)
INR	48,560,000	USD	659,371	Barclays Bank PLC	09/15/21	(12,116)
INR	1,700,000	USD	23,050	BNP Paribas S.A.	09/15/21	(391)
INR	1,700,000	USD	23,039	BNP Paribas S.A.	09/15/21	(380)
INR	50,540,000	USD	686,312	Deutsche Bank AG	09/15/21	(12,666)
JPY	50,348,466	USD	459,050	Morgan Stanley & Co. International PLC	09/15/21	(5,564)
KRW	1,530,000,000	USD	1,376,394	Bank of America N.A.	09/15/21	(22,810)
KRW	760,000,000	USD	684,081	Barclays Bank PLC	09/15/21	(11,712)
KRW	670,596,000	USD	600,000	JPMorgan Chase Bank N.A.	09/15/21	(6,727)
MXN	230,000	USD	11,497	Goldman Sachs International	09/15/21	(65)
MYR	2,268,145	USD	550,000	Barclays Bank PLC	09/15/21	(4,972)
MYR	2,800,000	USD	678,130	Goldman Sachs International	09/15/21	(5,299)
NOK	12,736,751	CAD	1,854,366	BNP Paribas S.A.	09/15/21	(16,160)
NOK	19,215,747	USD	2,300,000	BNP Paribas S.A.	09/15/21	(67,553)
NOK	1,200,000	USD	144,171	UBS AG	09/15/21	(4,758)
NOK	10,785,000	USD	1,297,161	UBS AG	09/15/21	(44,181)
NOK	28,100,000	USD	3,379,715	UBS AG	09/15/21	(115,113)
PLN	3,599,933	USD	970,000	State Street Bank and Trust Co.	09/15/21	(25,665)
RUB	312,911,656	USD	4,280,000	Citibank N.A.	09/15/21	(49,414)
SEK	92,510	USD	10,899	JPMorgan Chase Bank N.A.	09/15/21	(82)
SEK	510,000	USD	61,272	JPMorgan Chase Bank N.A.	09/15/21	(1,638)
SEK	675,000	USD	81,736	JPMorgan Chase Bank N.A.	09/15/21	(2,809)
SEK	725,000	USD	84,987	JPMorgan Chase Bank N.A.	09/15/21	(214)
SEK	4,275,000	USD	500,638	JPMorgan Chase Bank N.A.	09/15/21	(767)
SGD	2,388,373	USD	1,800,000	Citibank N.A.	09/15/21	(23,880)
TRY	193,079	USD	22,000	UBS AG	09/15/21	(656)
USD	454,000	BRL	2,308,499	Citibank N.A.	09/15/21	(5,931)
USD	2,500,000	BRL	12,625,500	Credit Suisse International	09/15/21	(15,427)
USD	1,000,000	BRL	5,081,940	JPMorgan Chase Bank N.A.	09/15/21	(12,495)
USD	1,000,000	BRL	5,128,297	Toronto-Dominion Bank	09/15/21	(21,731)
USD	2,300,000	CNH	14,970,240	HSBC Bank USA N.A.	09/15/21	(3,000)
USD	3,000,000	CNH	19,516,440	Natwest Markets PLC	09/15/21	(2,380)
USD	7,300,000	CNY	47,628,116	State Street Bank and Trust Co.	09/15/21	(24,933)
USD	4,500,000	MXN	93,529,588	Bank of America N.A.	09/15/21	(148,513)
USD	3,000,000	MXN	60,910,875	Citibank N.A.	09/15/21	(27,331)
USD	1,850,000	MXN	37,316,150	Natwest Markets PLC	09/15/21	(4,649)
USD	708,395	SEK	6,100,000	JPMorgan Chase Bank N.A.	09/15/21	(4,872)
USD	3,700,000	ZAR	53,661,736	Morgan Stanley & Co. International PLC	09/15/21	(22,592)

						(4,066,528)

						$(69,162)

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	135	07/02/21	USD	427.00	USD	5,779	$30,712
BP PLC	191	07/16/21	USD	29.00	USD	505	1,624
D.R. Horton, Inc	56	07/16/21	USD	95.00	USD	506	3,136
FTSE/MIB Index	9	07/16/21	EUR	26,000.00	EUR	565	907
iShares MSCI Emerging Markets ETF	384	07/16/21	USD	57.00	USD	2,118	3,840
Johnson Controls International PLC	81	07/16/21	USD	67.50	USD	556	14,985
PulteGroup, Inc.	34	07/16/21	USD	60.00	USD	186	510
Ralph Lauren Corp.	24	07/16/21	USD	145.00	USD	283	360
Sandvik	67	07/16/21	SEK	237.83	SEK	1,479	174
SPDR S&P 500 ETF Trust	256	07/16/21	USD	427.00	USD	10,958	116,864
VanEck Vectors Semiconductor ETF	86	07/16/21	USD	260.00	USD	2,255	49,450
SPDR S&P 500 ETF Trust	321	07/30/21	USD	436.00	USD	13,741	60,508
Comcast Corp., Class A	25	08/20/21	USD	57.50	USD	143	4,087
Daimler AG	45	08/20/21	EUR	85.00	EUR	339	2,401
Energy Select Sector SPDR Fund	449	08/20/21	USD	60.00	USD	2,419	26,042
L Brands, Inc.	81	08/20/21	USD	80.00	USD	584	19,116
Las Vegas Sands Corp.	15	08/20/21	USD	65.00	USD	79	713
salesforce.com, Inc.	14	08/20/21	USD	250.00	USD	342	9,415
SPDR S&P 500 ETF Trust	112	08/20/21	USD	440.00	USD	4,794	26,992
Trane Technologies PLC	5	08/20/21	USD	190.00	USD	92	2,000
Advance Auto Parts, Inc.	9	09/17/21	USD	210.00	USD	185	7,335
Carrier Global Corp.	70	09/17/21	USD	47.00	USD	340	23,100
Deere & Co.	4	09/17/21	USD	380.00	USD	141	2,980
FedEx Corp	10	09/17/21	USD	310.00	USD	298	9,175
Freeport-McMoRan Copper & Gold, Inc.	38	09/17/21	USD	40.00	USD	141	7,562
Illinois Tool Works, Inc	22	09/17/21	USD	250.00	USD	492	1,925
SPDR S&P 500 ETF Trust	449	09/17/21	USD	450.00	USD	19,220	88,677
SPDR S&P 500 ETF Trust	515	09/17/21	USD	440.00	USD	22,045	247,200
Vinci S.A.	31	09/17/21	EUR	100.00	EUR	279	6,764
Nucor Corp.	29	10/15/21	USD	110.00	USD	278	9,425
TE Connectivity Ltd.	14	10/15/21	USD	145.00	USD	189	3,850
Parker-Hannifin Corp	13	11/19/21	USD	340.00	USD	399	10,985
Diamondback Energy, Inc.	47	12/17/21	USD	90.00	USD	441	66,740
Diamondback Energy, Inc.	79	12/17/21	USD	115.00	USD	742	46,215
Euro STOXX Banks	584	12/17/21	EUR	95.00	EUR	33	173,120
SPDR S&P 500 ETF Trust	14	12/17/21	USD	360.00	USD	599	102,641
Devon Energy Corp.	168	01/21/22	USD	28.00	USD	490	75,180
Devon Energy Corp.	136	01/21/22	USD	35.00	USD	397	27,948

							1,284,658

Put
SPDR S&P 500 ETF Trust	158	07/02/21	USD	410.00	USD	6,763	553
10-Year U.S. Treasury Note Future	98	07/23/21	USD	131.00	USD	13	10,719
iShares iBoxx $ High Yield Corporate Bond ETF	676	09/17/21	USD	84.00	USD	5,952	25,688
90-Day Eurodollar Future	168	12/10/21	USD	99.37	USD	17	35,700

							72,660

							$1,357,318

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One Touch	Bank of America N.A.	—	07/16/21	USD	1.24	USD	1.25	EUR	200	$90
USD Currency	One Touch	Bank of America N.A.	—	07/22/21	CNH	6.56	CNH	6.56	USD	141	13,303

											13,393

Put
USD Currency	Down-and-out	Morgan Stanley & Co. International PLC	—	07/02/21	BRL	5.02	BRL	4.84	USD	4,368	42,099
USD Currency	One Touch	Bank of America N.A.	—	07/22/21	CNH	6.38	CNH	6.38	USD	281	13,404

											55,503

											$68,896

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Bank of America N.A.	—	07/05/21	PLN	4.50	EUR	2,013	$12,589
USD Currency	Goldman Sachs International	—	07/08/21	MXN	21.00	USD	3,305	529
USD Currency	Morgan Stanley & Co. International PLC	—	07/12/21	ZAR	13.70	USD	2,198	94,439
USD Currency	Bank of America N.A.	—	07/14/21	JPY	110.50	USD	4,404	32,744
USD Currency	Morgan Stanley & Co. International PLC	—	07/15/21	MXN	20.55	USD	9,000	18,477
EUR Currency	BNP Paribas S.A.	—	07/16/21	USD	1.23	EUR	2,664	117
USD Currency	Bank of America N.A.	—	07/21/21	KRW	1,132.00	USD	2,672	12,558
USD Currency	Morgan Stanley & Co. International PLC	—	07/28/21	MXN	21.50	USD	16,816	14,613
USD Currency	BNP Paribas S.A.	—	08/02/21	ZAR	14.65	USD	1,928	17,811
United Rentals, Inc.	Credit Suisse International	900	09/17/21	USD	360.00	USD	287	6,705
AUD Currency	Citibank N.A.	—	09/24/21	USD	0.78	AUD	6,820	18,679
USD Currency	Morgan Stanley & Co. International PLC	—	09/29/21	MXN	20.75	USD	16,816	204,752
USD Currency	Credit Suisse International	—	11/29/21	CHF	0.95	USD	6,800	37,815

								471,828

Put
USD Currency	Deutsche Bank AG	—	07/02/21	IDR	14,450.00	USD	2,683	794
USD Currency	Morgan Stanley & Co. International PLC	—	07/02/21	BRL	5.18	USD	2,730	110,614
USD Currency	Morgan Stanley & Co. International PLC	—	07/02/21	MXN	19.80	USD	5,460	5,515
USD Currency	Bank of America N.A.	—	07/08/21	RUB	71.80	USD	2,193	934
USD Currency	BNP Paribas S.A.	—	07/08/21	ZAR	14.00	USD	2,696	2,922
USD Currency	Deutsche Bank AG	—	07/08/21	MXN	19.50	USD	2,195	830
USD Currency	Deutsche Bank AG	—	07/08/21	BRL	5.18	USD	2,696	110,444
USD Currency	Morgan Stanley & Co. International PLC	—	07/09/21	MXN	19.85	USD	2,156	8,939
USD Currency	BNP Paribas S.A.	—	07/12/21	ZAR	13.60	USD	2,198	327
USD Currency	Barclays Bank PLC	—	07/14/21	BRL	5.08	USD	2,753	69,227
USD Currency	Bank of America N.A.	—	07/16/21	RUB	73.75	USD	2,156	26,562
EUR Currency	UBS AG	—	07/20/21	USD	1.18	EUR	3,692	16,281
USD Currency	Bank of America N.A.	—	07/21/21	KRW	1,110.00	USD	2,672	2,319
USD Currency	JPMorgan Chase Bank N.A.	—	07/27/21	RUB	72.25	USD	6,025	32,017
EUR Currency	Standard Chartered Bank	—	07/29/21	USD	1.18	EUR	3,706	17,749
GBP Currency	Deutsche Bank AG	—	07/29/21	USD	1.37	GBP	3,178	20,169
EUR Currency	Morgan Stanley & Co. International PLC	—	07/30/21	USD	1.19	EUR	29,060	201,512
EUR Currency	BNP Paribas S.A.	—	08/02/21	USD	1.19	EUR	20,196	199,528
USD Currency	BNP Paribas S.A.	—	08/02/21	BRL	5.05	USD	2,184	56,129
iShares National Muni Bond ETF	Credit Suisse International	122	08/20/21	USD	114.00	USD	14	—
iShares National Muni Bond ETF	Credit Suisse International	122	08/20/21	USD	113.00	USD	14	—
USD Currency	Morgan Stanley & Co. International PLC	—	08/25/21	MXN	19.75	USD	20,000	177,380
USD Currency	Bank of America N.A.	—	08/26/21	RUB	72.50	USD	15,000	144,870
USD Currency	JPMorgan Chase Bank N.A.	—	08/26/21	ZAR	13.75	USD	20,000	95,660

								1,300,722

								$1,772,550

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)	Value
Call
SPX <= 4,567.729 and USSW10 >= 1.70	Goldman Sachs International	56	10/15/21	USD 256	$22,375
SPX <= 4,567.729 and USSW10 >= 1.70	Goldman Sachs International	56	10/29/21	USD 256	26,243

					$48,618

(a)	Option only pays if both terms are met on the expiration date.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)	Value
Call
10-Year Interest Rate Swap, 12/26/31	6-Month EURIBOR, (0.52%)	Semi-Annual	0.07%	Annual	Goldman Sachs International	12/24/21	0.07%	EUR 8,789	$76,520
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.15%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD 4,715	173,958
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.15%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD 4,714	173,925
10-Year Interest Rate Swap, 04/23/32	3-Month LIBOR, 0.15%	Quarterly	1.30%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/22	1.30	USD 0,217	119,310
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 0.15%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD 123,605	298,106

									841,819

Put
5-Year Interest Rate Swap, 07/10/26	1.37%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	Goldman Sachs International	07/08/21	1.37	USD 24,961	10
5-Year Interest Rate Swap, 07/10/26	1.37%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	Goldman Sachs International	07/08/21	1.37	USD 6,241	2
30-Year Interest Rate Swap, 11/18/51	0.48%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	JPMorgan Chase Bank N.A.	11/16/21	0.48	EUR 8,655	371,174
30-Year Interest Rate Swap, 11/26/51	0.49%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	Goldman Sachs International	11/24/21	0.49	EUR 8,548	363,621
30-Year Interest Rate Swap, 12/11/51	0.52%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	Goldman Sachs International	12/09/21	0.52	EUR 8,173	328,543
10-Year Interest Rate Swap, 12/31/31	1.79%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	Goldman Sachs International	12/29/21	1.79	USD 10,987	108,109
10-Year Interest Rate Swap, 06/10/32	0.45%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	Goldman Sachs International	06/08/22	0.45	EUR 2,485	28,781
10-Year Interest Rate Swap, 06/10/32	0.45%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	Goldman Sachs International	06/08/22	0.45	EUR 2,485	28,781
1-Year Interest Rate Swap, 07/07/23	0.50%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	Morgan Stanley & Co. International PLC	07/05/22	0.50	USD 124,060	199,862

									1,428,883

									$2,270,702

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares MSCI Emerging Markets ETF	384	07/16/21	USD	61.00	USD	2,118	$(1,152)
10-Year U.S. Treasury Note Future	66	07/23/21	USD	133.50	USD	9	(11,344)
Energy Select Sector SPDR Fund	673	08/20/21	USD	65.00	USD	3,625	(16,152)
SPDR S&P 500 ETF Trust	449	09/17/21	USD	454.00	USD	19,220	(60,839)

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Diamondback Energy, Inc.	47	12/17/21	USD	130.00	USD	441	$(16,215)
Diamondback Energy, Inc.	79	12/17/21	USD	135.00	USD	742	(22,712)
Euro STOXX Banks	584	12/17/21	EUR	105.00	EUR	36	(66,651)
SPDR S&P 500 ETF Trust	56	12/17/21	USD	455.00	USD	2,397	(30,212)
Devon Energy Corp.	136	01/21/22	USD	40.00	USD	397	(16,252)
Devon Energy Corp.	168	01/21/22	USD	38.00	USD	490	(25,032)

							(266,561)

Put
SPDR S&P 500 ETF Trust	158	07/02/21	USD	390.00	USD	6,763	(237)
D.R. Horton, Inc.	56	07/16/21	USD	80.00	USD	506	(476)
Johnson Controls International PLC	116	07/16/21	USD	60.00	USD	796	(580)
PulteGroup, Inc.	34	07/16/21	USD	50.00	USD	186	(680)
Ralph Lauren Corp.	24	07/16/21	USD	115.00	USD	283	(4,380)
Sandvik	67	07/16/21	SEK	208.10	SEK	1,479	(1,305)
10-Year U.S. Treasury Note Future	49	07/23/21	USD	129.00	USD	6	(766)
Comcast Corp., Class A	25	08/20/21	USD	52.50	USD	143	(1,825)
Daimler AG	45	08/20/21	EUR	70.00	EUR	339	(4,936)
Las Vegas Sands Corp.	29	08/20/21	USD	50.00	USD	153	(5,524)
salesforce.com, Inc.	14	08/20/21	USD	220.00	USD	342	(2,632)
Trane Technologies PLC	5	08/20/21	USD	170.00	USD	92	(813)
Advance Auto Parts, Inc.	9	09/17/21	USD	180.00	USD	185	(2,835)
Alphabet Inc., Class C	2	09/17/21	USD	2,100.00	USD	501	(3,590)
Amazon.com, Inc.	2	09/17/21	USD	3,000.00	USD	688	(7,240)
Carrier Global Corp.	66	09/17/21	USD	43.00	USD	321	(3,960)
Deere & Co.	4	09/17/21	USD	320.00	USD	141	(2,610)
EQT Corp.	180	09/17/21	USD	17.00	USD	401	(6,300)
FedEx Corp.	10	09/17/21	USD	270.00	USD	298	(4,625)
Freeport-McMoRan Copper & Gold, Inc.	38	09/17/21	USD	32.00	USD	141	(4,104)
Illinois Tool Works, Inc.	22	09/17/21	USD	200.00	USD	492	(4,455)
iShares iBoxx $ High Yield Corporate Bond ETF	676	09/17/21	USD	81.00	USD	5,952	(16,224)
Microsoft Corp.	21	09/17/21	USD	225.00	USD	569	(2,866)
Vinci S.A	31	09/17/21	EUR	85.00	EUR	279	(5,569)
Nucor Corp.	29	10/15/21	USD	92.50	USD	278	(17,980)
TE Connectivity Ltd.	14	10/15/21	USD	125.00	USD	189	(4,725)
Parker-Hannifin Corp.	13	11/19/21	USD	250.00	USD	399	(6,630)

							(117,867)

							$(384,428)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Put
USD Currency	One Touch	Bank of America N.A.	07/22/21	CNH 6.45	CNH 6.45	USD 141	$(43,256)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	07/02/21	IDR	14,800.00	USD	2,147	$(103)
USD Currency	Morgan Stanley & Co. International PLC	—	07/12/21	ZAR	14.10	USD	3,297	(59,844)
EUR Currency	BNP Paribas S.A.	—	07/16/21	USD	1.24	EUR	3,996	(10)
USD Currency	Morgan Stanley & Co. International PLC	—	07/28/21	MXN	20.75	USD	16,816	(51,423)
USD Currency	BNP Paribas S.A.	—	08/02/21	BRL	5.40	USD	1,365	(3,639)
USD Currency	Citibank N.A.	—	08/02/21	ZAR	14.00	USD	2,730	(82,613)
USD Currency	Morgan Stanley & Co. International PLC	—	09/29/21	MXN	21.50	USD	16,816	(100,307)

								(297,939)

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Morgan Stanley & Co. International PLC	—	07/02/21	MXN	19.40	USD	8,190	$(8)
USD Currency	Bank of America N.A.	—	07/08/21	RUB	71.00	USD	2,193	(162)
USD Currency	BNP Paribas S.A.	—	07/08/21	ZAR	13.50	USD	2,696	(78)
USD Currency	Deutsche Bank AG	—	07/08/21	BRL	4.99	USD	2,696	(27,747)
USD Currency	Morgan Stanley & Co. International PLC	—	07/09/21	MXN	19.45	USD	2,696	(874)
USD Currency	BNP Paribas S.A.	—	07/12/21	ZAR	13.25	USD	3,297	(59)
USD Currency	Barclays Bank PLC	—	07/14/21	BRL	4.93	USD	2,753	(19,400)
USD Currency	Bank of America N.A.	—	07/16/21	RUB	72.20	USD	3,234	(8,370)
USD Currency	JPMorgan Chase Bank N.A.	—	07/27/21	RUB	70.00	USD	6,025	(5,838)
EUR Currency	BNP Paribas S.A.	—	07/30/21	USD	1.17	EUR	29,060	(42,866)
EUR Currency	BNP Paribas S.A.	—	08/02/21	USD	1.15	EUR	30,294	(14,979)
USD Currency	Morgan Stanley & Co. International PLC	—	08/16/21	MXN	19.75	USD	4,500	(36,311)
USD Currency	Morgan Stanley & Co. International PLC	—	08/25/21	MXN	19.25	USD	30,000	(72,690)
USD Currency	Bank of America N.A.	—	08/26/21	RUB	70.00	USD	22,500	(36,900)
USD Currency	JPMorgan Chase Bank N.A.	—	08/26/21	ZAR	13.25	USD	30,000	(30,570)
United Rentals, Inc.	Credit Suisse International	900	09/17/21	USD	280.00	USD	287	(6,883)

								(303,735)

								$(601,674)

OTC Interest Rate Swaptions Written

	Paid by the Fund			Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate		Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 08/26/31	0.02%		Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	Goldman Sachs International	08/24/21	0.02%	EUR	8,789	$(21,791)
10-Year Interest Rate Swap, 09/22/31	0.55%		Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	Morgan Stanley & Co. International PLC	09/20/21	0.55	USD	3,740	(444)
1-Year Interest Rate Swap, 03/18/24	0.40%		Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	123,604	(92,606)
1-Year Interest Rate Swap, 03/18/24	0.60%		Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	123,604	(175,436)
Put											(290,277)
10-Year Interest Rate Swap, 07/10/31	3-Month LIBOR, 0.15%		Quarterly	2.15%	Semi-Annual	Goldman Sachs International	07/08/21	2.15	USD	6,540	—
30-Year Interest Rate Swap, 07/10/51	3-Month LIBOR, 0.15%		Quarterly	2.53%	Semi-Annual	Goldman Sachs International	07/08/21	2.53	USD	2,496	—
30-Year Interest Rate Swap, 07/10/51	3-Month LIBOR, 0.15%		Quarterly	2.53%	Semi-Annual	Goldman Sachs International	07/08/21	2.53	USD	2,496	—
10-Year Interest Rate Swap, 07/28/31	3-Month LIBOR, 0.15%		Quarterly	1.73%	Semi-Annual	Goldman Sachs International	07/26/21	1.73	USD	15,126	(10,921)
10-Year Interest Rate Swap, 08/26/31	3-Month LIBOR, 0.15%		Quarterly	1.72%	Semi-Annual	Goldman Sachs International	08/24/21	1.72	USD	10,987	(32,180)
10-Year Interest Rate Swap, 09/02/31	3-Month LIBOR, 0.15%		Quarterly	1.75%	Semi-Annual	Goldman Sachs International	08/31/21	1.75	USD	16,690	(50,074)
30-Year Interest Rate Swap, 09/02/51	3-Month LIBOR, 0.15%		Quarterly	2.19%	Semi-Annual	Goldman Sachs International	08/31/21	2.19	USD	8,345	(30,604)
10-Year Interest Rate Swap, 09/22/31	3-Month LIBOR, 0.15%		Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	09/20/21	1.40	USD	7,480	(124,793)
30-Year Interest Rate Swap, 11/18/51	6-Month EURIBOR,	(0.52%)	Semi-Annual	0.78%	Annual	JPMorgan Chase Bank N.A.	11/16/21	0.78	EUR	8,655	(104,076)
30-Year Interest Rate Swap, 11/26/51	6-Month EURIBOR,	(0.52%)	Semi-Annual	0.79%	Annual	Goldman Sachs International	11/24/21	0.79	EUR	8,548	(105,387)
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.15%		Quarterly	1.85%	Semi-Annual	Goldman Sachs International	11/26/21	1.85	USD	15,126	(101,776)

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty			Amount (000)		Value
Put (continued)
30-Year Interest Rate Swap, 12/05/51	3-Month LIBOR, 0.15%	Quarterly	2.32%	Semi-Annual	Goldman Sachs International	12/03/21	2.32%	USD	4,700	$(42,901)
30-Year Interest Rate Swap, 12/11/51	6-Month EURIBOR, (0.52%)	Semi-Annual	0.82%	Annual	Goldman Sachs International	12/09/21	0.82	EUR	8,173	(100,162)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.15%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	11,049	(136,286)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.15%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	22,098	(272,572)
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.15%	Quarterly	2.60%	Semi-Annual	Goldman Sachs International	04/20/22	2.60	USD	4,715	(49,289)
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.15%	Quarterly	2.60%	Semi-Annual	Goldman Sachs International	04/20/22	2.60	USD	4,714	(49,280)
10-Year Interest Rate Swap, 04/23/32	3-Month LIBOR, 0.15%	Quarterly	2.30%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/22	2.30	USD	10,217	(61,124)
10-Year Interest Rate Swap, 06/10/32	6-Month EURIBOR, (0.52%)	Semi-Annual	0.75%	Annual	Goldman Sachs International	06/08/22	0.75	EUR	2,485	(13,317)
10-Year Interest Rate Swap, 06/10/32	6-Month EURIBOR, (0.52%)	Semi-Annual	0.75%	Annual	Goldman Sachs International	06/08/22	0.75	EUR	2,485	(13,317)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.15%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	18,060	(237,012)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.15%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	18,066	(237,086)
5-Year Interest Rate Swap, 07/02/31	3-Month LIBOR, 0.15%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	06/30/26	3.04	USD	16,677	(219,879)

										(1,992,036)

										$(2,282,313)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.34.V1		Quarterly	12/20/25	EUR	533	$(81,710)	$(64,712)	$(16,998)
CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	USD	3,000	(311,342)	(295,774)	(15,568)

						$(393,052)	$(360,486)	$(32,566)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.35.V1	5.00%	Quarterly	06/20/26	B		EUR	1,889	$281,683	$278,378	$3,305

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	Monthly	3.51%	Monthly	12/15/24	GBP 550	$(10,558)	$26	$(10,584)

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency				Value
UK Retail Price Index All Items Monthly	Monthly	3.35%	Monthly	01/15/25	GBP	270	$(1,869)	$13	$(1,882)
UK Retail Price Index All Items Monthly Monthly	Monthly	3.14%	Monthly	05/15/25	GBP	320	5,997	14	5,983
UK Retail Price Index All Items Monthly	Monthly	3.43%	Monthly	11/15/25	GBP	2,680	58,596	129	58,467
3.58%	Monthly	UK Retail Price Index All Items Monthly	Monthly	12/15/29	GBP	550	7,545	30	7,515
3.48%	Monthly	UK Retail Price Index All Items Monthly	Monthly	01/15/30	GBP	270	(1,019)	14	(1,033)
3.35%	Monthly	UK Retail Price Index All Items Monthly	Monthly	05/15/30	GBP	320	(12,555)	16	(12,571)
3.51%	Monthly	UK Retail Price Index All Items Monthly	Monthly	11/15/30	GBP	2,680	(100,572)	146	(100,718)
3.54%	Monthly	UK Retail Price Index All Items Monthly	Monthly	12/15/30	GBP	530	(18,470)	29	(18,499)
2.32%	Monthly	US CPI Urban Consumers NAS	Monthly	02/25/31	USD	375	(10,967)	8	(10,975)
2.35%	Monthly	US CPI Urban Consumers NAS	Monthly	03/05/31	USD	110	(2,732)	2	(2,734)
2.35%	Monthly	US CPI Urban Consumers NAS	Monthly	03/05/31	USD	109	(2,780)	2	(2,782)
2.36%	Monthly	US CPI Urban Consumers NAS	Monthly	03/05/31	USD	219	(5,379)	5	(5,384)
2.45%	Monthly	US CPI Urban Consumers NAS	Monthly	03/18/31	USD	650	(8,857)	13	(8,870)
2.45%	Monthly	US CPI Urban Consumers NAS	Monthly	03/18/31	USD	320	(4,696)	7	(4,703)
2.44%	Monthly	US CPI Urban Consumers NAS	Monthly	03/25/31	USD	170	(2,509)	3	(2,512)
2.51%	Monthly	US CPI Urban Consumers NAS	Monthly	03/30/31	USD	330	(2,561)	7	(2,568)
2.67%	Monthly	US CPI Urban Consumers NAS	Monthly	05/14/31	USD	960	13,158	20	13,138
3.74%	Monthly	UK Retail Price Index All Items Monthly	Monthly	05/15/31	GBP	162	(1,001)	5	(1,006)

							$(101,229)	$489	$(101,718)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month LIBOR, 0.16%	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	9,280	$53,796	$2	$53,794
6-Month LIBOR, 0.16%	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	720	4,167	2	4,165
3-Month NIBOR, 3.36%	Semi-Annual	0.49%	Semi-Annual	09/02/21	(a)	09/02/22	NOK	16,590	(6,181)	31	(6,212)
3-Month NIBOR, 3.36%	Quarterly	0.47%	Annual	11/23/21	(a)	11/23/22	NOK	34,335	(21,392)	66	(21,458)
3-Month NIBOR, 3.36%	Quarterly	0.47%	Annual	11/24/21	(a)	11/24/22	NOK	38,913	(24,368)	75	(24,443)
3-Month NIBOR, 3.36%	Quarterly	0.47%	Annual	11/25/21	(a)	11/25/22	NOK	31,130	(19,594)	60	(19,654)
3-Month NIBOR, 3.36%	Quarterly	0.47%	Annual	11/26/21	(a)	11/26/22	NOK	59,148	(37,808)	114	(37,922)
3-Month NIBOR, 3.36%	Quarterly	0.48%	Annual	11/26/21	(a)	11/26/22	NOK	32,687	(20,705)	62	(20,767)
3-Month NIBOR, 3.36%	Quarterly	0.50%	Annual	12/07/21	(a)	12/07/22	NOK	32,687	(20,882)	64	(20,946)
1-Month MXIBOR, 4.53%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	34,384	(42,536)	6	(42,542)
1-Month MXIBOR, 4.53%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	34,373	(40,554)	6	(40,560)
0.72%	Annual	6-Month WIBOR, 0.15%	Semi-Annual	N/A		06/17/23	PLN	25,607	11,037	30	11,007
0.74%	Annual	6-Month WIBOR, 0.15%	Semi-Annual	N/A		06/17/23	PLN	25,607	8,996	30	8,966
0.76%	Annual	6-Month WIBOR, 0.15%	Semi-Annual	N/A		06/18/23	PLN	17,730	4,453	21	4,432
0.83%	Semi-Annual	6-Month WIBOR, 0.15%	Semi-Annual	N/A		06/22/23	PLN	41,366	(4,399)	48	(4,447)
6-Month LIBOR, 0.16%	Semi-Annual	0.81%	Semi-Annual	11/16/22	(a)	11/16/23	CAD	22,161	(102,013)	291	(102,304)
6-Month LIBOR, 0.16%	Semi-Annual	0.78%	Semi-Annual	11/17/22	(a)	11/17/23	CAD	2,743	(13,284)	36	(13,320)
6-Month LIBOR, 0.16%	Semi-Annual	0.78%	Semi-Annual	11/18/22	(a)	11/18/23	CAD	10,736	(52,602)	141	(52,743)
1-Month MXIBOR, 4.53%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	24,395	(47,226)	5	(47,231)
1-Month MXIBOR, 4.53%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	24,395	(42,026)	5	(42,031)
0.40%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		03/08/24	USD	92,780	114,944	368	114,576
0.44%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		03/11/24	USD	100,000	(6,073)	398	(6,471)
0.45%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		03/19/24	USD	23,502	(247)	94	(341)
0.44%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		03/22/24	USD	52,000	15,300	363	14,937
0.51%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		04/07/24	USD	14,248	(8,251)	102	(8,353)

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month EURIBOR, (0.52%)	Monthly	(0.28%)	Monthly	04/16/24	(a)	04/16/25	EUR	6,865	$(4,335)	$41	$(4,376)
6-Month EURIBOR, (0.52%)	Monthly	(0.24%)	Monthly	04/22/24	(a)	04/22/25	EUR	5,045	(473)	31	(504)
6-Month EURIBOR, (0.52%)	Monthly	(0.27%)	Monthly	04/29/24	(a)	04/29/25	EUR	5,045	(2,443)	31	(2,474)
6-Month EURIBOR, (0.52%)	Monthly	(0.21%)	Monthly	05/28/24	(a)	05/28/25	EUR	5,400	288	33	255
6-Month EURIBOR, (0.52%)	Monthly	(0.20%)	Monthly	05/28/24	(a)	05/28/25	EUR	5,400	883	33	850
3-Month LIBOR, 0.15%	Quarterly	0.46%	Semi-Annual	N/A		11/23/25	USD	8,405	(148,923)	137	(149,060)
3-Month LIBOR, 0.15%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	20,840	(469,022)	177	(469,199)
0.68%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/19/26	USD	12,034	98,043	103	97,940
0.70%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/22/26	USD	3,289	24,327	28	24,299
3-Month LIBOR, 0.15%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	22,775	(29,330)	197	(29,527)
0.60%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		04/08/26	USD	54,466	800,888	484	800,404
0.62%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		04/08/26	USD	22,427	307,595	199	307,396
3-Month LIBOR, 0.15%	Quarterly	0.85%	Semi-Annual	N/A		04/08/26	USD	54,466	(127,516)	484	(128,000)
3-Month LIBOR, 0.15%	Quarterly	0.87%	Semi-Annual	N/A		04/08/26	USD	22,427	(30,325)	199	(30,524)
0.63%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		05/26/26	USD	55,869	845,084	510	844,574
0.64%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		05/27/26	USD	84,240	1,235,347	769	1,234,578
0.85%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		05/27/26	USD	28,080	120,473	256	120,217
5.84%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	N/A		06/16/26	ZAR	26,937	8,845	18	8,827
5.88%	Quarterly	3-Month JIBAR, 3.69%	Quarterly	N/A		06/16/26	ZAR	34,845	7,219	23	7,196
3-Month LIBOR, 0.15%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD	1,243	(80,848)	24	(80,872)
0.71%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		09/25/30	USD	1,243	75,232	24	75,208
5.81%	Monthly	1-Month MXIBOR, 4.53%	Monthly	N/A		10/17/30	MXN	60,000	244,247	56	244,191
5.89%	Monthly	1-Month MXIBOR, 4.53%	Monthly	N/A		10/22/30	MXN	100,000	380,086	93	379,993
0.81%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		11/23/30	USD	5,481	299,907	110	299,797
1.17%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/04/31	USD	9,608	191,111	149	190,962
1.20%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/05/31	USD	2,857	50,820	44	50,776
5.52%	Monthly	1-Month MXIBOR, 4.53%	Monthly	N/A		02/11/31	MXN	120,000	639,998	7,715	632,283
1.60%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		03/18/31	USD	380	(8,196)	6	(8,202)
1.61%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		03/18/31	USD	770	(16,866)	13	(16,879)
1.66%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		03/25/31	USD	190	(5,026)	3	(5,029)
1.68%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		03/30/31	USD	400	(11,300)	7	(11,307)
3-Month LIBOR, 0.15%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	41,944	(70,717)	670	(71,387)
3-Month LIBOR, 0.15%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	12,190	2,214	195	2,019
1.68%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		05/14/31	USD	1,200	(27,483)	1,040	(28,523)
1.57%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		05/27/31	USD	7,833	(94,976)	127	(95,103)
1.54%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		05/28/31	USD	3,545	(32,853)	57	(32,910)
1.60%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		06/01/31	USD	435	(6,290)	7	(6,297)
2.18%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	06/17/26	(a)	06/17/31	USD	11,926	(104,837)	111	(104,948)
2.18%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	06/17/26	(a)	06/17/31	USD	12,100	(105,673)	113	(105,786)
2.16%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	06/18/26	(a)	06/18/31	USD	12,100	(95,945)	113	(96,058)
1.99%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	07/02/26	(a)	07/02/31	USD	5,003	(8,902)	47	(8,949)
1.99%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	07/02/26	(a)	07/02/31	USD	11,674	(22,918)	109	(23,027)
0.11%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		07/04/31	EUR	2,960	(1,981)	65	(2,046)
1.30%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		11/19/50	USD	5,222	613,804	148	613,656
1.22%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		11/27/50	USD	6,800	932,618	193	932,425
1.45%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		12/11/50	USD	1,791	147,145	51	147,094
3-Month LIBOR, 0.15%	Quarterly	1.20%	Semi-Annual	N/A		12/22/50	USD	7,691	(1,099,135)	219	(1,099,354)
1.27%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		12/30/50	USD	6,800	858,707	193	858,514
1.45%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		01/07/51	USD	6,212	483,351	191	483,160
1.52%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		01/08/51	USD	2,120	125,878	65	125,813
1.63%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		01/25/51	USD	4,697	160,725	145	160,580
1.48%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		01/28/51	USD	7,179	502,704	222	502,482
1.58%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/01/51	USD	4,957	232,036	153	231,883
1.66%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/04/51	USD	5,469	142,585	169	142,416
1.68%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/05/51	USD	2,857	60,572	88	60,484
0.89%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/10/51	USD	3,789	818,586	117	818,469
3-Month LIBOR, 0.15%	Quarterly	1.24%	Semi-Annual	N/A		02/10/51	USD	5,684	(739,240)	176	(739,416)
1.91%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		02/22/51	USD	1,118	(39,265)	35	(39,300)
2.01%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		05/27/51	USD	4,052	(220,655)	128	(220,783)
1.97%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		05/28/51	USD	668	(30,333)	21	(30,354)
2.04%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A		06/07/51	USD	1,266	(76,054)	40	(76,094)

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.68%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	345	$15,498	$10	$15,488
1.68%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	170	7,797	5	7,792
1.68%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	345	15,865	9	15,856
1.69%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	363	16,145	10	16,135
1.69%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	366	16,198	10	16,188
1.71%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	341	13,811	9	13,802
1.73%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	327	12,173	9	12,164
2.15%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	418	(15,034)	12	(15,046)
2.17%	Semi-Annual	6-Month BBR, 1.14%	Semi-Annual	N/A	06/21/51	AUD	634	(24,914)	18	(24,932)
3-Month LIBOR, 0.15%	Quarterly	1.83%	Semi-Annual	N/A	06/22/51	USD	4,593	38,852	145	38,707

								$6,498,401	$19,662	$6,478,739

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	06/20/26	USD	7,338	$224,141	$402,688	$(178,547)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	1,505	45,974	48,141	(2,167)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	1,833	55,992	58,069	(2,077)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	1,550	47,347	49,459	(2,112)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	780	23,826	24,889	(1,063)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	770	23,521	24,570	(1,049)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	770	23,521	24,570	(1,049)
Republic of Chile	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	850	(17,442)	(16,857)	(585)
Republic of Colombia	1.00	Quarterly	BNP Paribas S.A.	06/20/26	USD	820	13,916	14,480	(564)
Republic of Colombia	1.00	Quarterly	BNP Paribas S.A.	06/20/26	USD	330	5,600	5,943	(343)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	740	12,558	11,949	609
Republic of Colombia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	740	12,558	12,643	(85)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	1,207	20,484	21,471	(987)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	720	12,218	13,471	(1,253)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	290	4,921	5,426	(505)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	720	12,219	13,806	(1,587)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	720	12,219	14,310	(2,091)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	720	12,219	14,310	(2,091)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	730	12,388	14,517	(2,129)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	653	11,082	12,986	(1,904)
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	USD	5,862	(74,265)	(32,184)	(42,081)
Republic of Philippines	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	3,946	(109,659)	(101,441)	(8,218)
Republic of South Aftrica	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,344	93,583	158,084	(64,501)
Republic of South Aftrica	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	16,355	652,913	1,102,921	(450,008)
Republic of South Aftrica	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	1,644	65,631	110,866	(45,235)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	930	(3,139)	(2,683)	(456)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	930	(3,140)	(670)	(2,470)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	930	(3,139)	(446)	(2,693)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	930	(3,140)	(893)	(2,247)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	930	(3,140)	—	(3,140)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	1,538	(5,193)	369	(5,562)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	610	(2,060)	(1,321)	(739)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	610	(2,060)	(1,321)	(739)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	610	(2,060)	(1,321)	(739)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	610	(2,059)	(880)	(1,179)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	610	(2,059)	(880)	(1,179)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	610	(2,059)	(880)	(1,179)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	730	(2,464)	(702)	(1,762)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	830	(2,802)	(1,597)	(1,205)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	830	(2,802)	(1,397)	(1,405)

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Maxican States	1.00%	Quarterly	Barclays Bank PLC	06/20/26	USD	820	$(2,769)	$(1,776)	$(993)
United Maxican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	1,094	(3,694)	(2,633)	(1,061)
United Maxican States	1.00	Quarterly	BNP Paribas S.A.	06/20/26	USD	820	(2,769)	(985)	(1,784)
United Maxican States	1.00	Quarterly	BNP Paribas S.A.	06/20/26	USD	820	(2,769)	(788)	(1,981)
United Maxican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	540	(1,823)	(1,559)	(264)
United Maxican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	540	(1,823)	(1,560)	(263)
United Maxican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	540	(1,823)	(1,690)	(133)
United Maxican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	540	(1,823)	(1,430)	(393)
United Maxican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	611	(2,063)	(1,029)	(1,034)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	540	(1,823)	(1,299)	(524)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	540	(1,823)	(1,299)	(524)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	540	(1,823)	(1,299)	(524)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	750	(2,532)	(2,711)	179
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	740	(2,498)	(1,960)	(538)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	710	(2,397)	(511)	(1,886)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	710	(2,397)	(341)	(2,056)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	710	(2,397)	(341)	(2,056)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	720	(2,431)	(346)	(2,085)
United Maxican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	1,213	(4,095)	291	(4,386)
United Maxican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/26	USD	8,361	(28,227)	52,445	(80,672)

							$1,082,350	$2,023,644	$(941,294)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	2.00%	Monthly	Goldman Sachs International	09/17/58	NR		USD	94	$213	$(1,766)	$1,979
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	NR		USD	88	201	(1,668)	1,869
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	NR		USD	94	212	(1,565)	1,777
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	187	424	(3,388)	3,812
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	NR		USD	1,350	(104,310)	(135,123)	30,813
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	NR		USD	70	(5,409)	(350)	(5,059)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	265	(20,476)	(1,067)	(19,409)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	190	(14,681)	(579)	(14,102)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	70	(5,409)	(350)	(5,059)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	2,000	(154,534)	(220,927)	66,393
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	2,000	(154,534)	(229,537)	75,003
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	2,000	(154,534)	(227,283)	72,749

									$(612,837)	$(823,603)	$210,766

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

C O N S O L I D A T ED S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.42%	Semi-Annual	1-Day CLP Interbank Rate, 19,006.62%	Semi-Annual	Bank of America N.A.	N/A	04/01/23	CLP	5,282,574	$105,699	$—	$105,699
1-Day CLP Interbank Rate, 19,006.62%	Semi-Annual	1.65%	Semi-Annual	Bank of America N.A.	N/A	05/28/23	CLP	5,282,574	(107,550)	—	(107,550)
3-Month LIBOR, 0.15%	Quarterly	1.40%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/21/23	KRW	7,298,691	(17,575)	—	(17,575)
3-Month LIBOR, 0.15%	Quarterly	1.42%	Quarterly	Barclays Bank PLC	N/A	09/21/23	KRW	8,458,747	(19,067)	—	(19,067)
3-Month LIBOR, 0.15%	Quarterly	1.51%	Quarterly	BNP Paribas S.A.	N/A	09/21/23	KRW	5,158,733	(7,521)	—	(7,521)
3-Month LIBOR, 0.15%	Quarterly	1.51%	Quarterly	Citibank N.A.	N/A	09/21/23	KRW	5,158,733	(7,317)	—	(7,317)
3-Month LIBOR, 0.15%	Quarterly	1.52%	Quarterly	Bank of America N.A.	N/A	09/21/23	KRW	5,174,224	(6,997)	—	(6,997)
3-Month LIBOR, 0.15%	Quarterly	1.63%	Quarterly	Bank of America N.A.	N/A	09/21/23	KRW	8,602,400	(3,308)	—	(3,308)
3-Month LIBOR, 0.15%	Quarterly	1.64%	Quarterly	Bank of America N.A.	N/A	09/21/23	KRW	8,602,400	(2,551)	—	(2,551)
3-Month LIBOR, 0.15%	Quarterly	1.67%	Quarterly	Bank of America N.A.	N/A	09/21/23	KRW	3,915,625	(300)	—	(300)
1-Day BZDIOVER, 0.02%	Monthly	7.21%	Monthly	Citibank N.A.	N/A	01/02/24	BRL	46,329	(75,518)	—	(75,518)
1-Day BZDIOVER, 0.02%	Monthly	7.61%	Monthly	Citibank N.A.	N/A	01/02/24	BRL	26,227	(4,179)	—	(4,179)
1-Day BZDIOVER, 0.02%	Monthly	7.70%	Monthly	Citibank N.A.	N/A	01/02/24	BRL	3,408	907	—	907
1-Day BZDIOVER, 0.02%	Monthly	8.68%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	23,600	118,133	—	118,133
1-Day BZDIOVER, 0.02%	Monthly	8.29%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	14,456	(41,123)	—	(41,123)
1-Day BZDIOVER, 0.02%	Monthly	8.42%	Monthly	Citibank N.A.	N/A	01/02/29	BRL	10,535	(12,910)	—	(12,910)

									$(81,177)	$—	$(81,177)

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$298,529	$(360,486)	$10,835,158	$(4,487,398)	$—
OTC Swaps	2,212,674	(1,012,633)	479,922	(1,291,627)	—
Options Written	N/A	N/A	2,004,143	(343,446)	(3,311,671)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$28,061	$—	$1,810,993	$—	$1,839,054
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,997,366	—	—	3,997,366
Options purchased
Investments at value — unaffiliated(b)	—	—	1,317,604	1,834,741	2,317,121	48,618	5,518,084
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	3,305	—	—	10,746,750	85,103	10,835,158
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	2,467,857	—	—	224,739	—	2,692,596

	$—	$2,471,162	$1,345,665	$5,832,107	$15,099,603	$133,721	$24,882,258

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$77,233	$—	$4,748,864	$—	$4,826,097
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,066,528	—	—	4,066,528
Options written
Options written at value	—	—	379,201	638,047	2,294,423	—	3,311,671
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	32,566	—	—	4,268,011	186,821	4,487,398
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	1,998,344	—	—	305,916	—	2,304,260

	$—	$2,030,910	$456,434	$4,704,575	$11,617,214	$186,821	$18,995,954

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(356,455)	$—	$(3,422,932)	$—	$(3,779,387)
Forward foreign currency exchange contracts	—	—	—	1,320,377	—	—	1,320,377
Options purchased(a)	—	—	(1,917,037)	(4,896,502)	(3,100,659)	(20,726)	(9,934,924)
Options written	—	—	1,989,226	2,624,904	1,632,644	—	6,246,774
Swaps	—	(852,149)	—	—	(1,436,969)	(244,640)	(2,533,758)

	$—	$(852,149)	$(284,266)	$(951,221)	$(6,327,916)	$(265,366)	$(8,680,918)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$407,340	$—	$(2,364,439)	$—	$(1,957,099)
Forward foreign currency exchange contracts	—	—	—	1,878,862	—	—	1,878,862
Options purchased(b)	—	—	(520,612)	(960,228)	516,771	5,799	(958,270)
Options written	—	—	155,483	442,983	679,834	—	1,278,300
Swaps	—	838,939	—	—	5,964,572	(196,489)	6,607,022

	$—	$838,939	$42,211	$1,361,617	$4,796,738	$(190,690)	$6,848,815

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$383,501,045
Average notional value of contracts — short	$471,009,376
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$227,933,421
Average amounts sold — in USD	$267,088,326
Options
Average value of option contracts purchased	$5,036,743
Average value of option contracts written	$1,741,784
Average notional value of swaption contracts purchased	$407,017,141
Average notional value of swaption contracts written	$507,489,179
Credit default swaps
Average notional value — buy protection	$75,849,593
Average notional value — sell protection	$12,976,391
Interest rate swaps
Average notional value — pays fixed rate	$589,625,016
Average notional value — receives fixed rate	$299,158,899
Inflation swaps
Average notional value — pays fixed rate	$5,275,227
Average notional value — receives fixed rate	$9,944,224

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments
Futures contracts	$478,573		$524,728
Forward foreign currency exchange contracts	3,997,366		4,066,528
Options	5,518,084	(a)	3,311,671
Swaps — centrally cleared	—		479,382
Swaps — OTC(b)	2,692,596		2,304,260

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	12,686,619		10,686,569

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,835,891)		(1,388,538)

Total derivative assets and liabilities subject to an MNA	$10,850,728		$9,298,031

(a)

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)(d)
Australia and New Zealand Bank Group	$20,306	$—	$—	$—	$20,306
Bank of America N.A.	438,175	(438,175)	—	—	—
Barclays Bank PLC	574,118	(574,118)	—	—	—
BNP Paribas S.A.	319,054	(319,054)	—	—	—
Citibank N.A.	495,398	(495,398)	—	—	—
Commonwealth Bank of Australia	158,949	—	—	—	158,949
Credit Suisse International	44,520	(22,310)	—	—	22,210
Deutsche Bank AG	394,152	(232,348)	—	—	161,804
Goldman Sachs International	3,060,826	(1,814,287)	—	(720,000)	526,539
HSBC Bank USA N.A.	36,879	(36,879)	—	—	—
JPMorgan Chase Bank N.A	915,683	(363,277)	—	(400,000)	152,406
Morgan Stanley & Co. International PLC	3,703,853	(2,097,383)	—	(1,229,000)	377,470
Natwest Markets PLC	12,570	(12,570)	—	—	—

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)(d)
Royal Bank of Canada	$2,361	$(905)	$—	$—		$1,456
Standard Chartered Bank	31,742	(16,703)	—	—		15,039
State Street Bank and Trust Co.	166,599	(87,426)	—	—		79,173
UBS AG	407,292	(233,648)	—	—		173,644
Westpac Banking Corp.	68,251	—	—	—		68,251

	$10,850,728	$(6,744,481)	$—	$(2,349,000)		$1,757,247

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (e)	Net Amount of Derivative Liabilities	(c)(f)
Bank of America N.A.	$469,323	$(438,175)	$—	$—	$31,148
Barclays Bank PLC	820,915	(574,118)	—	—	246,797
BNP Paribas S.A.	2,321,515	(319,054)	—	—	2,002,461
Citibank N.A.	680,343	(495,398)	—	(184,945)	—
Credit Suisse International	22,310	(22,310)	—	—	—
Deutsche Bank AG	232,348	(232,348)	—	—	—
Goldman Sachs International	1,814,287	(1,814,287)	—	—	—
HSBC Bank USA N.A.	38,252	(36,879)	—	—	1,373
JPMorgan Chase Bank N.A.	363,277	(363,277)	—	—	—
Morgan Stanley & Co. International PLC	2,097,383	(2,097,383)	—	—	—
Natwest Markets PLC	77,665	(12,570)	—	—	65,095
Royal Bank of Canada	905	(905)	—	—	—
Standard Chartered Bank	16,703	(16,703)	—	—	—
State Street Bank and Trust Co.	87,426	(87,426)	—	—	—
Toronto-Dominion Bank	21,731	—	—	—	21,731
UBS AG	233,648	(233,648)	—	—	—

	$9,298,031	$(6,744,481)	$—	$(184,945)	$2,368,605

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$42,498,516	$2,111,746	$44,610,262
Common Stocks
Canada	636,673	—	—	636,673
France	—	688,385	—	688,385
Germany	—	1,309,049	—	1,309,049
Ireland	458,325	65,701	—	524,026
Italy	—	942,648	—	942,648
Singapore	298,216	—	—	298,216

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Sweden	$—	$369,733	$—	$369,733
Switzerland.	—	656,024	—	656,024
Taiwan	1,442	—	—	1,442
United Kingdom	1,359,056	527,341	—	1,886,397
United States	16,071,160	—	—	16,071,160
Corporate Bonds
Argentina	—	2,336,815	—	2,336,815
Australia	—	689,648	—	689,648
Austria	—	2,544,518	—	2,544,518
Bahamas	—	385,200	—	385,200
Bahrain	—	1,107,587	—	1,107,587
Belgium	—	490,007	—	490,007
Bermuda	—	2,936,057	—	2,936,057
Brazil	—	13,832,790	—	13,832,790
Canada	—	2,600,755	—	2,600,755
Cayman Islands	—	11,162,333	—	11,162,333
Chile	—	4,571,104	—	4,571,104
China	—	5,699,336	—	5,699,336
Colombia	—	7,375,445	—	7,375,445
Denmark	—	290,844	—	290,844
Dominican Republic	—	792,244	—	792,244
Finland	—	406,076	—	406,076
France	—	7,671,466	—	7,671,466
Germany	—	8,547,794	—	8,547,794
Guatemala	—	1,826,417	—	1,826,417
Hong Kong	—	2,310,674	—	2,310,674
India	—	2,913,230	—	2,913,230
Indonesia	—	2,725,675	—	2,725,675
Ireland	—	713,327	—	713,327
Isle of Man	—	211,242	—	211,242
Israel	—	3,086,841	—	3,086,841
Italy	119,729	3,637,051	—	3,756,780
Japan	—	3,850,269	—	3,850,269
Jersey	—	2,759,744	—	2,759,744
Kazakhstan	—	476,416	—	476,416
Kuwait	—	1,449,866	—	1,449,866
Lithuania	—	488,038	—	488,038
Luxembourg	—	10,940,752	—	10,940,752
Malaysia	—	734,090	—	734,090
Mauritius	—	1,783,017	—	1,783,017
Mexico	—	27,435,668	—	27,435,668
Morocco	—	571,356	—	571,356
MultiNational	—	1,706,218	—	1,706,218
Netherlands	—	15,667,627	—	15,667,627
Norway	—	1,029,086	—	1,029,086
Oman	—	849,697	—	849,697
Panama	—	1,119,497	—	1,119,497
Peru	—	2,611,892	—	2,611,892
Qatar	—	1,665,406	—	1,665,406
Saudi Arabia	—	2,621,873	—	2,621,873
Singapore	—	2,926,458	—	2,926,458
South Africa	—	1,831,805	—	1,831,805
South Korea	—	921,655	—	921,655
Spain	—	2,974,301	—	2,974,301
Sweden	—	842,225	—	842,225
Switzerland	—	1,498,649	—	1,498,649
Thailand	—	1,095,326	—	1,095,326
Turkey	—	741,926	—	741,926
United Arab Emirates	—	2,844,808	—	2,844,808
United Kingdom	—	11,350,345	—	11,350,345
United States	—	64,657,894	—	64,657,894
Floating Rate Loan Interests	—	19,709,319	4,739,803	24,449,122

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Foreign Agency Obligations	$—	$212,251,853	$—	$212,251,853
Investment Companies	14,362,191	—	—	14,362,191
Municipal Bonds	—	187,510	—	187,510
Non-Agency Mortgage-Backed Securities	—	62,174,331	783,221	62,957,552
Preferred Securities
Capital Trusts	—	8,548,438	—	8,548,438
Preferred Stocks	—	1,127,339	—	1,127,339
U.S. Government Sponsored Agency Securities	—	142,538,457	—	142,538,457
U.S. Treasury Obligations	—	38,004,394	—	38,004,394
Warrants
United States	103,956	—	—	103,956
Venezuela	—	3,000	—	3,000
Short-Term Securities
Borrowed Bond Agreements	—	1,747,950	—	1,747,950
Money Market Funds	61,439,198	—	—	61,439,198
U.S. Treasury Obligations	—	70,000,000	—	70,000,000
Options Purchased
Equity Contracts	1,310,899	6,705	—	1,317,604
Foreign Currency Exchange Contracts	—	1,834,741	—	1,834,741
Interest Rate Contracts	46,419	2,270,702	—	2,317,121
Other Contracts	—	48,618	—	48,618
Liabilities
Investments
Borrowed Bonds	—	(1,736,998)	—	(1,736,998)
TBA Sale Commitments	—	(45,770,015)	—	(45,770,015)

	$96,207,264	$820,314,121	$7,634,770	$924,156,155

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$258,488	$—	$258,488
Equity Contracts	28,061	—	—	28,061
Foreign Currency Exchange Contracts	—	3,997,366	—	3,997,366
Interest Rate Contracts	1,810,993	10,971,489	—	12,782,482
Other Contracts	—	85,103	—	85,103
Liabilities
Credit Contracts	—	(1,018,277)	—	(1,018,277)
Equity Contracts	(449,551)	(6,883)	—	(456,434)
Foreign Currency Exchange Contracts	—	(4,704,575)	—	(4,704,575)
Interest Rate Contracts	(4,760,974)	(6,856,240)	—	(11,617,214)
Other Contracts	—	(186,821)	—	(186,821)

	$(3,371,471)	$2,539,650	$—	$(831,821)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $1,820,048 are categorized as Level 2 within the fair value hierarchy.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Statement of Assets and Liabilities  (unaudited)

June 30, 2021

BlackRock Strategic Global Bond Fund, Inc.

ASSETS
Investments, at value — unaffiliated(a)	$905,078,027
Investments, at value — affiliated(b)	66,585,141
Cash	100,430
Cash pledged:
Collateral — exchange-traded options written	11,895,000
Collateral — OTC derivatives	280,000
Futures contracts	3,622,798
Centrally cleared swaps	14,566,230
Foreign currency, at value(c)	52,968,576
Receivables:
Investments sold	7,113,784
Options written	578,338
TBA sale commitments	45,782,511
Capital shares sold	5,338,968
Dividends — unaffiliated	41,043
Dividends — affiliated	5,622
Interest — unaffiliated	5,224,686
Variation margin on futures contracts	478,573
Swap premiums paid	2,212,674
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,997,366
OTC swaps	479,922
Prepaid expenses	62,793

Total assets	1,126,412,482

LIABILITIES
Cash received as collateral for OTC derivatives	2,349,000
Borrowed bonds, at value(d)	1,736,998
Options written, at value(e)	3,311,671
TBA sale commitments, at value(f)	45,770,015
Reverse repurchase agreements, at value	1,820,048
Payables:
Investments purchased	130,466,189
Capital shares redeemed	6,289,949
Deferred foreign capital gain tax	6,165
Income dividend distributions	173,205
Interest expense	9,693
Investment advisory fees	285,499
Options written	588,642
Other accrued expenses	638,049
Other affiliates	387
Service and distribution fees	27,014
Variation margin on futures contracts	524,728
Variation margin on centrally cleared swaps	479,382
Swap premiums received	1,012,633
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,066,528
OTC swaps	1,291,627

Total liabilities	200,847,422

NET ASSETS	$925,565,060

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Assets and Liabilities  (unaudited) (continued)

June 30, 2021

BlackRock Strategic Global Bond Fund, Inc.

NET ASSETS CONSIST OF
Paid-in capital	$904,506,065
Accumulated earnings	21,058,995

NET ASSETS	$925,565,060

(a) Investments, at cost — unaffiliated	$886,166,532
(b) Investments, at cost — affiliated	$66,062,725
(c) Foreign currency, at cost	$53,319,567
(d) Proceeds received from borrowed bonds	$1,822,098
(e) Premiums received	$4,972,368
(f) Proceeds from TBA sale commitments	$45,782,511

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	51

Consolidated Statement of Assets and Liabilities  (unaudited) (continued)

June 30, 2021

BlackRock Strategic Global Bond Fund, Inc.

NET ASSET VALUE

Institutional
Net assets	$713,591,316

Shares outstanding	113,171,231

Net asset value	$6.31

Shares authorized	1 billion

Par value	$0.10

Investor A
Net assets	$118,467,850

Shares outstanding	18,802,568

Net asset value	$6.30

Shares authorized	1 billion

Par value	$0.10

Investor C
Net assets	$4,512,937

Shares outstanding	717,007

Net asset value	$6.29

Shares authorized	1 billion

Par value	$0.10

Class K
Net assets	$88,992,957

Shares outstanding	14,125,756

Net asset value	$6.30

Shares authorized	1 billion

Par value	$0.10

See notes to consolidated financial statements.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Operations  (unaudited)

Six Months Ended June 30, 2021

BlackRock Strategic Global Bond Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$538,056
Dividends — affiliated	169,918
Interest — unaffiliated	9,462,617
Foreign taxes withheld	(39,722)

Total investment income	10,130,869

EXPENSES
Investment advisory	2,273,768
Transfer agent — class specific	590,490
Service and distribution — class specific	145,877
Custodian	112,743
Professional	81,962
Registration	54,029
Accounting services	53,190
Printing and postage	21,877
Directors and Officer	4,488
Miscellaneous	119,676

Total expenses excluding interest expense	3,458,100
Interest expense	27,869

Total expenses	3,485,969
Less:
Fees waived and/or reimbursed by the Manager	(537,639)
Transfer agent fees waived and/or reimbursed — class specific	(381,576)

Total expenses after fees waived and/or reimbursed	2,566,754

Net investment income	7,564,115

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	1,802,544
Investments — affiliated	1,256,057
Forward foreign currency exchange contracts	1,320,377
Foreign currency transactions	(1,238,849)
Futures contracts	(3,779,387)
Options written	6,246,774
Swaps	(2,533,758)

3,073,758

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(19,642,893)
Investments — affiliated	(1,388,667)
Borrowed bonds	76,952
Forward foreign currency exchange contracts	1,878,862
Foreign currency translations	(600,538)
Futures contracts	(1,957,099)
Options written	1,278,300
Swaps	6,607,022

(13,748,061)

Net realized and unrealized loss	(10,674,303)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,110,188)

(a) Net of foreign capital gain tax of	$120,332
(b) Net of reduction in deferred foreign capital gain tax of	$113,290

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	53

Consolidated Statements of Changes in Net Assets

	BlackRock Strategic Global Bond Fund, Inc.

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,564,115	$10,059,855
Net realized gain	3,073,758	19,566,579
Net change in unrealized appreciation (depreciation)	(13,748,061)	27,343,715

Net increase (decrease) in net assets resulting from operations	(3,110,188)	56,970,149

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,029,402)	(25,482,578)
Investor A	(732,099)	(3,769,451)
Investor C	(12,234)	(116,270)
Investor C1	—	(53)
Class K	(639,396)	(2,309,948)

Decrease in net assets resulting from distributions to shareholders	(7,413,131)	(31,678,300)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	114,530,724	511,954,447

NET ASSETS
Total increase in net assets	104,007,405	537,246,296
Beginning of period	821,557,655	284,311,359

End of period	$925,565,060	$821,557,655

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc.
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017	2016

Net asset value, beginning of period	$6.38		$6.13	$5.81		$6.01	$5.78	$5.65

Net investment income(a)	0.05		0.12	0.17		0.17	0.19	0.16
Net realized and unrealized gain (loss)	(0.07)		0.43	0.30		(0.22)	0.23	0.13

Net increase (decrease) from investment operations	(0.02)		0.55	0.47		(0.05)	0.42	0.29

Distributions(b)
From net investment income	(0.05)		(0.10)	(0.13)		(0.12)	(0.19)	(0.16)
From net realized gain	—		(0.20)	—		—	—	—
Return of capital	—		—	(0.02)		(0.03)	—	—

Total distributions	(0.05)		(0.30)	(0.15)		(0.15)	(0.19)	(0.16)

Net asset value, end of period	$6.31		$6.38	$6.13		$5.81	$6.01	$5.78

Total Return(c)
Based on net asset value	(0.27	)%(d)	9.04%	8.20	%(e)	(0.81)%	7.30%	5.06%

Ratios to Average Net Assets(f)
Total expenses	0.75	%(g)	0.80%	0.98%		1.08%	1.16%	1.23%

Total expenses after fees waived and/or reimbursed	0.54	%(g)	0.54%	0.63%		0.72%	0.77%	0.83%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.53	%(g)	0.53%	0.53%		0.53%	0.59%	0.67%

Net investment income	1.69	%(g)	1.93%	2.84%		2.88%	3.24%	2.75%

Supplemental Data
Net assets, end of period (000)	$713,591		$671,817	$171,313		$160,252	$139,220	$77,432

Portfolio turnover rate(h)	181%		330%	373%		344%	432%	396%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.03%	0.01%	0.01%	0.01%	0.02%

(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	128%	234%	257%	269%	327%	334%

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	55

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017	2016

Net asset value, beginning of period	$6.38		$6.12	$5.80		$6.00	$5.77	$5.64

Net investment income(a)	0.05		0.11	0.16		0.16	0.18	0.14
Net realized and unrealized gain (loss)	(0.09)		0.44	0.30		(0.22)	0.22	0.13

Net increase (decrease) from investment operations	(0.04)		0.55	0.46		(0.06)	0.40	0.27

Distributions(b)
From net investment income	(0.04)		(0.09)	(0.12)		(0.12)	(0.17)	(0.14)
From net realized gain	—		(0.20)	—		—	—	—
Return of capital	—		—	(0.02)		(0.02)	—	—

Total distributions	(0.04)		(0.29)	(0.14)		(0.14)	(0.17)	(0.14)

Net asset value, end of period	$6.30		$6.38	$6.12		$5.80	$6.00	$5.77

Total Return(c)
Based on net asset value	(0.55	)%(d)	8.95%	7.95	%(e)	(1.07)%	7.04%	4.80%

Ratios to Average Net Assets(f)
Total expenses	1.00	%(g)	1.10%	1.30%		1.42%	1.48%	1.52%

Total expenses after fees waived and/or reimbursed	0.79	%(g)	0.80%	0.88%		0.97%	1.04%	1.09%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.78	%(g)	0.78%	0.78%		0.78%	0.84%	0.93%

Net investment income	1.46	%(g)	1.74%	2.60%		2.66%	2.96%	2.40%

Supplemental Data
Net assets, end of period (000)	$118,468		$91,388	$74,323		$61,723	$64,615	$64,040

Portfolio turnover rate(h)	181%		330%	373%		344%	432%	396%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.03%	0.01%	0.01%	0.01%	0.02%

(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	128%	234%	257%	269%	327%	334%

See notes to consolidated financial statements.

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017	2016

Net asset value, beginning of period	$6.37		$6.12	$5.80		$6.00	$5.77	$5.64

Net investment income(a)	0.02		0.06	0.11		0.11	0.13	0.10
Net realized and unrealized gain (loss)	(0.08)		0.43	0.30		(0.22)	0.23	0.13

Net increase (decrease) from investment operations	(0.06)		0.49	0.41		(0.11)	0.36	0.23

Distributions(b)
From net investment income	(0.02)		(0.04)	(0.07)		(0.07)	(0.13)	(0.10)
From net realized gain	—		(0.20)	—		—	—	—
Return of capital	—		—	(0.02)		(0.02)	—	—

Total distributions	(0.02)		(0.24)	(0.09)		(0.09)	(0.13)	(0.10)

Net asset value, end of period	$6.29		$6.37	$6.12		$5.80	$6.00	$5.77

Total Return(c)
Based on net asset value	(0.92	)%(d)	7.97%	7.14	%(e)	(1.81)%	6.25%	4.02%

Ratios to Average Net Assets(f)
Total expenses	1.77	%(g)	1.93%	2.11%		2.19%	2.30%	2.35%

Total expenses after fees waived and/or reimbursed	1.54	%(g)	1.55%	1.64%		1.72%	1.79%	1.84%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.53	%(g)	1.53%	1.53%		1.53%	1.59%	1.68%

Net investment income	0.73	%(g)	1.03%	1.90%		1.94%	2.21%	1.64%

Supplemental Data
Net assets, end of period (000)	$4,513		$3,055	$4,973		$6,308	$9,625	$13,404

Portfolio turnover rate(h)	181%		330%	373%		344%	432%	396%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.03%	0.01%	0.01%	0.01%	0.02%

(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	128%	234%	257%	269%	327%	334%

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	57

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017	2016

Net asset value, beginning of period	$6.38		$6.13	$5.81		$6.01	$5.77	$5.65

Net investment income(a)	0.06		0.13	0.17		0.17	0.19	0.16
Net realized and unrealized gain (loss)	(0.09)		0.42	0.31		(0.22)	0.24	0.12

Net increase (decrease) from investment operations	(0.03)		0.55	0.48		(0.05)	0.43	0.28

Distributions(b)
From net investment income	(0.05)		(0.10)	(0.14)		(0.12)	(0.19)	(0.16)
From net realized gain	—		(0.20)	—		—	—	—
Return of capital	—		—	(0.02)		(0.03)	—	—

Total distributions	(0.05)		(0.30)	(0.16)		(0.15)	(0.19)	(0.16)

Net asset value, end of period	$6.30		$6.38	$6.13		$5.81	$6.01	$5.77

Total Return(c)
Based on net asset value	(0.40	)%(d)	9.10%	8.26	%(e)	(0.76)%	7.54%	4.93%

Ratios to Average Net Assets(f)
Total expenses	0.61	%(g)	0.69%	0.89%		1.01%	1.05%	1.02%

Total expenses after fees waived and/or reimbursed	0.49	%(g)	0.49%	0.58%		0.67%	0.73%	0.71%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.48	%(g)	0.48%	0.48%		0.48%	0.54%	0.55%

Net investment income	1.77	%(g)	2.01%	2.88%		2.93%	3.27%	2.83%

Supplemental Data
Net assets, end of period (000)	$88,993		$55,297	$33,655		$34,111	$20,154	$15,372

Portfolio turnover rate(h)	181%		330%	373%		344%	432%	396%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.03%	0.01%	0.01%	0.01%	0.02%

(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	128%	234%	257%	269%	327%	334%

See notes to consolidated financial statements.

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of Strategic Global Bond Fund (Cayman) (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $0, which is 0.0% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. During the six months ended June 30, 2021, there were no transactions in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	59

Notes to Consolidated Financial Statements  (unaudited) (continued)

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Fund (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited) (continued)

benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach.	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

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Notes to Consolidated Financial Statements  (unaudited) (continued)

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the

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Notes to Consolidated Financial Statements  (unaudited) (continued)

security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate the Fund to make future cash payments. As of June 30, 2021, the Fund had outstanding commitments of $830,850. These commitments are not included in the net assets of the Fund as of June 30, 2021.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended June 30, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were $1,869,277 and 0.20%, respectively.

Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BlackRock Strategic Global Bond Fund, Inc.
Counterparty	Borrowed Bonds Agreements	(a)	Reverse Repurchase Agreements	Borrowed Bonds at Value including Accrued Interest (b)	Net Amount before Collateral	Non-cash Collateral Received	Cash Collateral Received	Fair Value of Non-cash Collateral Pledged Including Accrued Interest	(c)	Cash Collateral Pledged	Net Collateral (Received)/ Pledged	Net Exposure Due (to)/ from Counterparty	(d)
BNP Paribas S.A	$—		$(1,820,048)	$—	$(1,820,048)	$—	$—	$1,817,889		$—	$1,817,889	$(2,159)
BofA Securities, Inc.	1,747,950		—	(1,746,691)	1,259	—	—	—		—	—	1,259

	$1,747,950		$(1,820,048)	$(1,746,691)	$(1,818,789)	$—	$—	$1,817,889		$—	$1,817,889	$(900)

(a)	Included in Investments at value-unaffiliated in the Consolidated Statement of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $9,693 which is included in interest expense payable in the Consolidated Statement of Assets and Liabilities.
(c)

Collateral with a value of $1,817,889 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(d)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

•

Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign currency options — The Fund purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options — The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration,

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Notes to Consolidated Financial Statements  (unaudited) (continued)

repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When a Fund enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Fund to offset a net amount payable with amounts due to the Fund upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.50%
$1 billion — $3 billion	0.47
$3 billion — $5 billion	0.45
$5 billion — $10 billion	0.44
Greater than $10 billion	0.43

For the six months ended June 30, 2021, the Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations. The reimbursements were $3,248.

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

The Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of the Fund for which BIL or BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total

Service and distribution fees — class specific	$128,385	$17,492	$145,877

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total

Reimbursed amounts	$1,135	$1,318	$136	$63	$2,652

For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees — class specific	$512,216	$73,886	$2,804	$1,584	$590,490

Other Fees: For the six months ended June 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $4,115.

For the six months ended June 30, 2021, affiliates received CDSCs as follows:

	Investor A	Investor C	Total

CDSC	$1,389	$1,167	$2,556

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2021, the amount waived and/or reimbursed was $13,288.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2021, the Manager waived $35,988 in investment advisory fees pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation
Institutional	0.53%
Investor A	0.78
Investor C	1.53
Class K	0.48

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $488,363 which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific, in the Consolidated Statement of Operations. For the six months ended June 30, 2021, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Class K	Total

Transfer agent fees waived and/or reimbursed — class specific	$329,856	$48,209	$1,928	$1,583	$381,576

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

BlackRock Strategic Global Bond Fund, Inc.	$1,432,213	$654,546	$1,549

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Strategic Global Bond Fund, Inc	$16,724,699	$18,011,677	$1,386,375,940	$1,280,597,596

For the six months ended June 30, 2021, purchases and sales related to mortgage dollar rolls were $382,425,227 and $382,751,643, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Strategic Global Bond Fund, Inc	$953,275,998	$46,295,766	$(23,670,453)	$22,625,313

9.	BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	71

Notes to Consolidated Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Strategic Global Bond Fund, Inc.
Institutional
Shares sold	59,949,461	$378,891,458	93,134,530	$576,143,833
Shares issued in reinvestment of distributions	903,146	5,696,789	3,820,394	24,231,272
Shares redeemed	(52,983,261)	(334,260,683)	(19,609,906)	(121,486,238)

	7,869,346	$50,327,564	77,345,018	$478,888,867

Investor A
Shares sold and automatic conversion of shares	6,723,032	$42,415,752	5,945,627	$37,710,330
Shares issued in reinvestment of distributions	110,475	696,541	548,040	3,468,335
Shares redeemed	(2,365,167)	(14,925,453)	(4,295,964)	(26,383,981)

	4,468,340	$28,186,840	2,197,703	$14,794,684

Investor C
Shares sold	338,938	$2,139,492	189,753	$1,203,747
Shares issued in reinvestment of distributions	1,933	12,176	17,488	110,461
Shares redeemed and automatic conversion of shares	(103,559)	(654,445)	(540,151)	(3,431,895)

	237,312	$1,497,223	(332,910)	$(2,117,687)

Investor C1(a)
Shares sold	—	$—	368	$2,243
Shares issued in reinvestment of distributions	—	—	5	33
Shares redeemed and automatic conversion of shares	—	—	(8,051)	(49,503)

	—	$—	(7,678)	$(47,227)

Class K
Shares sold	7,103,119	$44,907,195	4,808,614	$30,354,440
Shares issued in reinvestment of distributions	74,319	468,509	214,379	1,359,398
Shares redeemed	(1,725,319)	(10,856,607)	(1,844,029)	(11,278,028)

	5,452,119	$34,519,097	3,178,964	$20,435,810

	18,027,117	$114,530,724	82,381,097	$511,954,447

(a)	On February 24, 2020, the Fund’s issued and outstanding Investor C1 Shares converted into Investor A Shares.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) met on May 4, 2021 (the “May Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	75

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	77

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

AMT	Alternative Minimum Tax

BBR	Bank Bill Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

GMTN	Global Medium-Term Note

GOL	General Obligation Ltd.

JIBAR	Johannesburg Interbank Average Rate

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

MXIBOR	Mexico Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SGB-06/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

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(a)(4) Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: September 2, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: September 2, 2021

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